As filed with the Securities and Exchange Commission on April 24, 2017

Securities Act File No. 333-216939

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

VOYA VARIABLE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, Class S, and Class S2 of Voya MidCap Opportunities Portfolio

VY® FMR® DIVERSIFIED mID CAP PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-366-0066

May 5, 2017

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of VY® FMR® Diversified Mid Cap Portfolio (“FMR Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of FMR Portfolio. The Special Meeting is scheduled for 1 p.m., Local time, on June 22, 2017, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of FMR Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of FMR Portfolio with and into Voya MidCap Opportunities Portfolio (“Voya Portfolio”) (together with FMR Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.

Shares of FMR Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Voya Portfolio instead of shares of FMR Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in the larger Voya Portfolio with a substantially similar investment objective to the FMR Portfolio’s objective, at a comparable cost.

Although the Qualified Plans and insurance company separate accounts are the shareholders of record, Qualified Plan participants, variable annuity contract holders, and variable life insurance policy holders with interests allocated to the FMR Portfolio as of the Record Date (defined in the combined proxy statement and prospectus) may be asked to instruct the Qualified Plans and insurance company separate accounts as to the manner in which shares of the FMR Portfolio should be voted.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than June 21, 2017.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

VY® FMR® DIVERSIFIED mID CAP PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-366-0066

Scheduled for June 22, 2017

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® FMR® Diversified Mid Cap Portfolio (“FMR Portfolio”) is scheduled for 1 p.m., Local time, on June 22, 2017 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, FMR Portfolio’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between FMR Portfolio and Voya MidCap Opportunities Portfolio (“Voya Portfolio”), providing for the reorganization of FMR Portfolio with and into Voya Portfolio (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees of FMR Portfolio recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on March 27, 2017 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. If you held an interest in shares of FMR Portfolio through your qualified pension or retirement plan or your variable annuity contract or variable life insurance policy as of the record date, you may be asked to instruct your plan or insurance company how to vote the shares attributable to you at the Special Meeting. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by June 21, 2017 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to FMR Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

May 5, 2017

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PROXY STATEMENT/PROSPECTUS

May 5, 2017

Special Meeting of Shareholders

of VY® FMR® DIVERSIFIED mID CAP PORTFOLIO

Scheduled for June 22, 2017

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
VY® FMR® DIVERSIFIED mID CAP PORTFOLIO (A series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 1-800-366-0066	VOYA MIDCAP OPPORTUNITIES PORTFOLIO (A series of Voya Variable Products Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 1-800-992-0180
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on June 22, 2017
This Proxy Statement/Prospectus and Notice of Special Meeting are available at:www.proxyvote.com/voya

The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in Voya MidCap Opportunities Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about VY® FMR® Diversified Mid Cap Portfolio (“FMR Portfolio”) and Voya MidCap Opportunities Portfolio (“Voya Portfolio,” and together with FMR Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated May 5, 2017 relating to this Proxy Statement/Prospectus;

2.	The Prospectuses and Statement of Additional Information dated May 1, 2017 for FMR Portfolio; and

3.	The Prospectuses and Statement of Additional Information dated May 1, 2017 for Voya Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is 333-216939. The file numbers for the documents listed above as (2) and (3) are 33-23512 and 33-17340, respectively.

Introduction

What is happening?

On November 17, 2016, the Board of Trustees of each of VY® FMR® Diversified Mid Cap Portfolio (“FMR Portfolio”) and Voya MidCap Opportunities Portfolio (“Voya Portfolio,” together with FMR Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of FMR Portfolio with and into Voya Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of FMR Portfolio, and if approved, the Reorganization is expected to be consummated on July 14, 2017, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of FMR Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for FMR Portfolio’s Special Meeting. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of FMR Portfolio shares are, in most cases, the true “shareholders” of FMR Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposal, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Voya Portfolio, this Proxy Statement also serves as a prospectus for Voya Portfolio. Voya Portfolio is an open-end management investment company, which seeks long-term capital appreciation, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of FMR Portfolio as of the close of business on March 27, 2017 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 P.M., Local time, on June 21, 2017.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on June 22, 2017, at 1 p.m., Local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed Reorganization

The Proposed Reorganization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Voya Portfolio, please consult Appendix B and Voya Portfolio’s prospectus dated May 1, 2017.

On November 17, 2016, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of FMR Portfolio to Voya Portfolio in exchange for shares of beneficial interest of Voya Portfolio;

•	the assumption by Voya Portfolio of all the liabilities of FMR Portfolio;

•	the distribution of shares of Voya Portfolio to the shareholders of FMR Portfolio; and

•	the complete liquidation of FMR Portfolio.

If shareholders of FMR Portfolio approve the Reorganization, each owner of Class ADV, Class I, Class S, and Class S2 shares of FMR Portfolio would become a shareholder of Class ADV, Class I, Class S, and Class S2 shares, respectively, of Voya Portfolio. The Reorganization is expected to be consummated on the Closing Date. Each shareholder of FMR Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Voya Portfolio having an aggregate value equal to the aggregate value of the shares of FMR Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have substantially similar investment objectives. FMR Portfolio is an actively managed portfolio that seeks long-term growth of capital. Voya Portfolio is an actively managed portfolio that seeks long-term capital appreciation.

•	The Portfolios have similar principal investment strategies. Each Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations, as defined by the Portfolio’s respective sub-adviser. Both Portfolios are managed pursuant to actively-managed strategies driven mainly by fundamental, bottom-up analysis. Whereas FMR Portfolio’s Sub-Adviser (as defined below) is not constrained by any particular investment style, Voya Portfolio normally invests in companies that its Sub-Adviser believes have above average growth prospects. Both Portfolios may invest in foreign securities although FMR Portfolio historically has tended to have greater foreign exposure. Both Portfolios also may invest in other investment companies, including exchange-traded funds.

•	Voya Investments, LLC (“Voya Investments” or the “Adviser”) serves as the investment advisor to both Portfolios. Fidelity Management & Research Company (“FMR” or the “Sub-Adviser”) serves as the sub-adviser to FMR Portfolio and Fidelity Management & Research Company, Inc. (“FMRC”) serves as the sub-sub-adviser to FMR Portfolio. Voya Investment Management Co., LLC (“Voya IM” or the “Sub-Adviser”) serves at the sub-adviser to Voya Portfolio.

•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	The Adviser has contractually agreed to limit net expenses to 1.16%, 0.66, 0.91, and 1.06 for Class ADV, Class I, Class S, and Class S2 shares, respectively, of Voya Portfolio through May 1, 2019. Following the Reorganization, Class ADV shareholders of FMR Portfolio are expected to benefit from a reduction in net expenses and Class I, Class S and Class S2 shareholders of FMR Portfolio are expected to experience a 1 basis point increase in net expenses.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither FMR Portfolio nor its shareholders, nor Voya Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.

•	The Adviser proposes to use a transition manager to assist in aligning the holdings of FMR Portfolio with the holdings of Voya Portfolio prior to the Closing Date for the Reorganization, and the explicit costs of the transition will be paid by the Adviser (or an affiliate) as described in more detail herein.

•	The expenses of the Reorganization will be paid by the Adviser (or an affiliate of the Adviser).

2

Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of FMR Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of FMR Portfolio with and into Voya Portfolio. If the Reorganization is approved, shareholders of FMR Portfolio will become shareholders of Voya Portfolio as of the Closing.

Why is a Reorganization proposed?

The Adviser believes that the Reorganization would address FMR Portfolio’s limited prospects for future sales and long-term viability and provide its shareholders with potential for improved performance over time. The Reorganization would offer FMR Portfolio investors the opportunity to invest in a larger, actively managed portfolio with a substantially similar investment objective. The Adviser believes that the combined asset size of the two Portfolios can be expected to result over time in a reduction in expenses for the benefit of current shareholders of both Portfolios and provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios. (As shown below, total expenses of Class ADV shares are expected to be lower immediately following the Reorganization; net expenses of each of the other share classes are expected to increase by one basis point (0.01%) immediately following the Reorganization.)

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have substantially similar investment objectives.

	FMR Portfolio	Voya Portfolio
Investment Objective	The Portfolio seeks long-term growth of capital.	The Portfolio seeks long-term capital appreciation.

Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Voya Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2016. As shown below, 12b-1 fees for Class ADV shares of Voya Portfolio immediately following the Reorganization will be lower than were the 12b-1 fees for Class ADV shares of FMR Portfolio, and management fees of Voya Portfolio (for all share classes) immediately following the Reorganization will be higher than were the management fees of FMR Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. If these fees or expenses were included in the table, the Portfolios’ expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

The management agreement between Voya Investments and FMR Portfolio provides for a “bundled fee” arrangement under which Voya Investments provides (in addition to the advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The management agreement between Voya Investments and Voya Portfolio provides for an advisory fee for which Voya Investments provides advisory and administrative services. Other services are provided to Voya Portfolio under separate agreements at additional expense.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		FMR Portfolio	Voya Portfolio	Voya Portfolio Pro Forma
Class ADV
Management Fees	%	0.65	0.78	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.60	0.50	0.50
Other Expenses	%	None	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.25	1.31	1.28
Waivers and Reimbursements	%	None	None[2]	-0.12[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.25	1.31	1.16
Class I
Management Fees	%	0.65	0.78	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	None	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.65	0.81	0.78
Waivers and Reimbursements	%	None	None[2]	-0.12[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.65	0.81	0.66
Class S
Management Fees	%	0.65	0.78	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25

3

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		FMR Portfolio	Voya Portfolio	Voya Portfolio Pro Forma
Other Expenses	%	None	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.90	1.06	1.03
Waivers and Reimbursements	%	None	None[2]	-0.12[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.90	1.06	0.91
Class S2
Management Fees	%	0.65	0.78	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.40	0.40	0.40
Other Expenses	%	None	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.05	1.21	1.18
Waivers and Reimbursements	%	None	None[2]	-0.12[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.05	1.21	1.06

1.	Expense ratios have been adjusted to reflect current contractual rates.
2.	The Adviser is contractually obligated to limit expenses to 1.40%, 0.90%, 1.10%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. In addition, the Adviser is contractually obligated to further limit expenses to 1.35%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Portfolio’s board.
3.	The Adviser will be contractually obligated to limit expenses to 1.40%, 0.90%, 1.10%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In addition, the Adviser is contractually obligated to further limit expenses to 1.16%, 0.66%, 0.91%, and 1.06% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	FMR Portfolio				Voya Portfolio				Voya Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$127	397	686	1,511	133	415	718	1,579	118	394	691	1,535
I	$66	208	362	810	83	259	450	1,002	67	237	421	955
S	$92	287	498	1,108	108	337	585	1,294	93	316	557	1,249
S2	$107	334	579	1,283	123	384	665	1,466	108	363	637	1,421

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As described in more detail in the table that follows, FMR Portfolio invests, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations. FMR Portfolio may invest up to 25% of its assets invested in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. Voya Portfolio invests, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-sized U.S. companies. Both Portfolios are managed pursuant to actively-managed strategies driven mainly by fundamental, bottom-up analysis. Whereas FMR Portfolio’s Sub-Adviser is not constrained by any particular investment style, Voya Portfolio normally invests in companies that its Sub-Adviser believes have above average growth prospects. Both Portfolios may invest in foreign securities although FMR Portfolio historically has tended to have greater foreign exposure. Both Portfolios also may invest in other investment companies, including exchange-traded funds.

	FMR Portfolio	Voya Portfolio
Investment Strategies	Under normal market conditions, the Portfolio invests at least 80% of the Portfolio’s net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations. The	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-sized U.S. companies. The Portfolio will provide shareholders

4

FMR Portfolio	Voya Portfolio

Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the sub-adviser (“Sub-Adviser”) defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index at the time of purchase. As of December 31, 2016, the market capitalization range of the companies in the Russell Midcap® Index ranged from $641.0 million to $57.5 billion and the market capitalization range of the companies in the S&P MidCap 400® Index ranged from $1.2 billion to $10.5 billion. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations. The Sub-Adviser normally invests the Portfolio’s assets primarily in common stocks.

The Sub-Adviser may invest up to 25% of the Portfolio’s assets at the time of purchase in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts, and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Sub-Adviser’s strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331⁄3% of its total assets.

with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, the Sub-Adviser defines mid-sized companies as those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. The market capitalization of companies within the Russell Midcap® Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of December 31, 2016, ranged from $641.0 million to $57.5 billion.

The Portfolio may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the Portfolio. The Portfolio typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The Portfolio may also invest in foreign securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

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How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolios to lose money or to underperform market averages of other funds.

Risks	FMR Portfolio	Voya Portfolio
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.	✓	✓
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.	✓	✓
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.	✓
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.		✓
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.		✓

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Risks	FMR Portfolio	Voya Portfolio
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.		✓
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.	✓	✓
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.	✓	✓
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.	✓	✓
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.	✓	✓
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.	✓	✓

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Risks	FMR Portfolio	Voya Portfolio
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.		✓

How does FMR Portfolio’s performance compare to Voya Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the table compares the Portfolios’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolios’ Class S shares. Other class shares’ performance would be higher or lower than Class S shares’ performance because of the higher or lower expenses paid by Class S shares.

Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would have been lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.

FMR Portfolio - Calendar Year Total Returns – Class S (as of December 31 of each year)

Best quarter: 2nd 2009, 19.44% and Worst quarter: 4th 2008, -23.41%

Voya Portfolio - Calendar Year Total Returns – Class S (as of December 31 of each year)

Best quarter: 3rd 2009, 17.65% and Worst quarter: 4th 2008,-23.39%

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Average Annual Total Returns % (for the periods ended December 31, 2016)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
FMR Portfolio
Class ADV	%	11.40	12.31	6.88	N/A	01/17/06
S&P MidCap 400 Index[1]	%	20.74	15.33	9.16	N/A
Class I	%	12.05	12.97	7.52	N/A	08/15/05
S&P MidCap 400 Index[1]	%	20.74	15.33	9.16	N/A
Class S	%	11.77	12.69	7.25	N/A	10/02/00
S&P MidCap 400 Index[1]	%	20.74	15.33	9.16	N/A
Class S2%		11.60	12.51	7.09	N/A	09/09/02
S&P MidCap 400 Index[1]	%	20.74	15.33	9.16	N/A
Voya Portfolio
Class ADV	%	6.78	11.52	9.19	N/A	12/29/06
Russell Midcap® Growth Index[1]	%	7.33	13.51	7.83	N/A
Russell Midcap® Index[1]	%	13.80	14.72	7.86	N/A
Class I	%	7.27	12.08	9.79	N/A	05/05/00
Russell Midcap® Growth Index[1]	%	7.33	13.51	7.83	N/A
Russell Midcap® Index[1]	%	13.80	14.72	7.86	N/A
Class S	%	7.01	11.80	9.52	N/A	05/07/01
Russell Midcap® Growth Index[1]	%	7.33	13.51	7.83	N/A
Russell Midcap® Index[1]	%	13.80	14.72	7.86	N/A
Class S2%		6.87	11.65	N/A	17.65	02/27/09
Russell Midcap® Growth Index[1]	%	7.33	13.51	N/A	18.91
Russell Midcap® Index[1]	%	13.80	14.72	N/A	19.86

1.	The index returns do not reflect deductions for fees, expenses, or taxes.

As noted below under “What factors did the Board consider?”, the Board, in approving the Reorganization, considered comparative performance information of the Portfolios through September 30, 2016. Through that date, the performance of Voya Portfolio for the one-, five- and ten-year periods was more favorable than that of FMR Portfolio. By contrast, the performance of FMR Portfolio for the fourth quarter of 2016 was more favorable than that of Voya Portfolio, and as a result, the performance of FMR Portfolio for the periods shown above for the one- and five-year periods ended December 31, 2016 was more favorable than that of Voya Portfolio. The Adviser has considered the difference in the performance records of the Portfolios, both over the long term and during the fourth quarter of 2016, and has concluded that the differences in the Portfolios’ performance records as of those two dates do not affect its conclusions as to the anticipated long-term benefits of the Reorganization.

How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	FMR Portfolio	Voya Portfolio
Investment Adviser	Voya Investments, LLC	Voya Investments, LLC

Management Fee (as a percentage of average daily net assets)

0.650% on the first $800 million of the Portfolio’s average daily net assets;

0.600% on the next $700 million of the Portfolio’s average daily net assets; and

0.580% of the Portfolio’s average daily net assets in excess of $1.5 billion.

0.85% on the first $250 million of the Portfolio’s average daily net assets;

0.80% on the next $400 million of the Portfolio’s average daily net assets;

0.75% on the next $450 million of the Portfolio’s average daily net assets; and

0.70% of the Portfolio’s average daily net assets in excess of $1.1 billion.

Sub-Adviser	Fidelity Management & Research Company (“FMR”)	Voya Investment Management Co. LLC (“Voya IM”)

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	FMR Portfolio	Voya Portfolio
Sub-Sub-Adviser	Fidelity Management & Research Company, Inc. (“FMRC”)	None.

Sub-Advisory Fee (as a percentage of average daily net assets)	0.40% on the first $250 million of the Portfolio’s average daily net assets; and 0.35% of the Portfolio’s average daily net assets in excess of $250 million.

0.3375% on the first $250 million of the Portfolio’s average daily net assets;

0.3150% on the next $400 million of the Portfolio’s average daily net assets;

0.2925% on the next $450 million of the Portfolio’s average daily net assets; and

0.2700% of the Portfolio’s average daily net assets in excess of $1.1 billion.

Portfolio Managers	Tom Allen, Portfolio Manager (since 02/04)	Jeffrey Bianchi, CFA, Portfolio Manager (since 07/05) Michael Pytosh, Portfolio Manager (since 04/12)

Distributor	Voya Investments Distributor, LLC	Voya Investments Distributor, LLC

Advisers to the Portfolios

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. The Adviser has overall responsibility for the management of the Portfolios.

Voya Investments provides or oversees all investment advisory and portfolio management services for the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.

Voya Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2016, Voya Investments managed approximately $49.7 billion in assets.

Sub-Advisers to the Portfolios

The Adviser has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. The sub-adviser for Voya Portfolio is an affiliate of the Adviser.

The Adviser acts as “manager-of-managers” for the Portfolios. The Adviser has ultimate responsibility, subject to the oversight of the Portfolios’ Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. The Portfolios and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of the Portfolios the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Portfolios. Pursuant to the exemptive relief, the Adviser, with the approval of the Portfolios’ Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Portfolios’ assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. For example, if a Portfolio is not sub-advised or is sub-advised by a wholly-owned sub-adviser, the entire advisory fee is retained by a Voya company.

In the event that the Adviser exercises its discretion to replace a sub-adviser of a Portfolio or add a new sub-adviser to a Portfolio, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Portfolio and a change to the investment strategies of the Portfolio.

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Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser, a Portfolio’s Board, or the sub-adviser, provided that the conditions of such termination are met. In addition, the agreement may be terminated by a Portfolio’s shareholders. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Portfolio’s shareholders.

FMR Portfolio

While FMR is the sub-adviser to FMR Portfolio, the day to day management decisions for the Portfolio are made by FMRC, a wholly-owned subsidiary of FMR LLC, which serves as sub-sub-adviser to the Portfolio. FMR, LLC as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

The principal address of FMR and FMRC is 245 Summer Street, Boston, MA 02210. As of December 31, 2016, FMR managed approximately $2.3 trillion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Tom Allen, Portfolio Manager, joined Fidelity Investments in 1995. Since that time, Mr. Allen has worked as a research analyst and manager.

Voya Portfolio

Voya IM serves as sub-adviser to Voya Portfolio. Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM’s principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2016, Voya IM managed approximately $86.4 billion in assets.

The following individuals are jointly responsible for the day-to-day management of Voya Portfolio:

Jeffrey Bianchi, CFA, Portfolio Manager of Voya IM’s large cap growth and mid cap growth strategies, joined Voya IM in 1994 as a quantitative analyst and later became a fundamental research analyst in 1995. Mr. Bianchi has had primary responsibility for the health care sector as well as other growth sectors, including technology and consumer. He assumed assistant portfolio management duties on the large cap growth strategy in 2000, and was named a portfolio manager on the strategy in 2008. He also assumed portfolio manager responsibilities of the mid cap growth strategy in 2005.

Michael Pytosh, Portfolio Manager for large-cap growth and mid-cap growth strategies and Voya IM’s Chief Investment Officer, equities, joined Voya IM in 2004. Previously at Voya IM, Mr. Pytosh covered the technology sector as an analyst. Prior to joining Voya IM, he was president of Lincoln Equity Management, LLC and a technology analyst. Mr. Pytosh also served as a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

Distributor

Voya Investments Distributor, LLC (the “Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders of FMR Portfolio and Voya Portfolio?

FMR Portfolio is organized as a separate series of Voya Investors Trust, an open-end management investment company organized as a Massachusetts business trust on August 3, 1988. Voya Portfolio is organized as a separate series of Voya Variable Products Trust an open-end management investment company organized as a Massachusetts business trust on December 17,

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1993. Voya Investors Trust and Voya Variable Products Trust are governed by a board of trustees consisting of 12 members. For more information on the history of FMR Portfolio and Voya Portfolio, see the Statements of Additional Information of FMR Portfolio and Voya Portfolio, each dated May 1, 2017.

The rights of shareholders of the Portfolios are substantially similar with respect to the election and removal of Trustees, amendments to the respective Portfolio’s organizational documents and with respect to mergers and reorganizations. The key differences are described in the table below.

	FMR Portfolio	Voya Portfolio
Termination	The Trust, or any series or class thereof, may be terminated by the affirmative vote of a majority of the Trustees.	The Trust or any series of the Trust may be terminated by an instrument in writing signed by a majority of the Trustees, or by the affirmative vote of the holders a majority of the shares of the Trust or series outstanding and entitled to vote, at any meeting of shareholders.

Additional Information about the Portfolios

Dividends and Other Distributions

FMR Portfolio declares and pays dividends from net investment income at least annually. Voya Portfolio declares and pays dividends from net investment income at least quarterly. The Portfolios will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the relevant Portfolio at the NAV of such shares on the payment date unless a Participating Insurance Company’s separate account or a Qualified Plan is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s distributions may constitute a return of capital.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2016 and on a pro forma basis as of December 31, 2016, giving effect to the Reorganization.

	FMR Portfolio	Voya Portfolio	Pro Forma Adjustments	Voya Portfolio Pro Forma
Class ADV
Net Assets	35,985,836	122,629,273	-	158,615,109
Net Asset Value Per Share	14.91	11.48	-	11.48
Shares Outstanding	2,414,005	10,680,471	720,650[1]	13,815,126
Class I
Net Assets	95,141,682	577,101,411	-	672,243,093
Net Asset Value Per Share	15.56	12.34	-	12.34
Shares Outstanding	6,114,304	46,766,089	1,595,719[1]	54,476,112
Class S
Net Assets	656,927,131	473,515,585	-	1,130,442,716
Net Asset Value Per Share	15.39	11.72	-	11.72
Shares Outstanding	42,695,444	40,392,119	13,356,359[1]	96,443,922
Class S2
Net Assets	61,132,143	11,487,504	-	72,619,647
Net Asset Value Per Share	15.22	11.65	-	11.65
Shares Outstanding	4,016,048	986,311	1,231,346[1]	6,233,705

1.	Reflects new shares issued, net of retired shares of FMR Portfolio. (Calculation: Net Assets ÷ Net Asset Value per Share.)

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of FMR Portfolio in exchange for shares of beneficial interest of Voya Portfolio and the assumption by Voya Portfolio of all of FMR Portfolio’s liabilities; and (ii) the distribution of shares of Voya Portfolio to shareholders of FMR Portfolio, as provided for in the Reorganization Agreement. FMR Portfolio will then be liquidated.

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Each shareholder of Class ADV, Class I, Class S and Class S2 Share Classes shares of FMR Portfolio will hold, immediately after the Closing, the corresponding Class ADV, Class I, Class S and Class S2 share class shares of Voya Portfolio having an aggregate value equal to the aggregate value of the shares of FMR Portfolio held by that shareholder as of the close of business on the Closing Date.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of FMR Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be reimbursed by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $212,900 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization is approved by shareholders, a transition manager is expected to sell a significant portion of FMR Portfolio’s holdings shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expected to be invested in securities that Voya IM wishes for Voya Portfolio to hold and in temporary investments, which will be delivered to Voya Portfolio at the Closing Date.

Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $239,700 and will be reimbursed by the Adviser or its affiliates, once the portfolio transition is complete. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.

During the transition period, FMR Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Voya IM, as the sub-adviser to Voya Portfolio, may also sell portfolio holdings that it acquired from FMR Portfolio, and Voya Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolio during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither FMR Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor Voya Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, FMR Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Future Allocation of Premiums

Shares of FMR Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to FMR Portfolio will be allocated to Voya Portfolio.

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What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of the Funds and their shareholders. In addition, the Board determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that FMR Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interests of FMR Portfolio and its shareholders. The Board determined that FMR Portfolio would benefit from being combined into Voya Portfolio under the day-to-day management of Voya IM.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: a presentation from the Adviser regarding the benefits of the Reorganization, including that the Reorganization is intended to result in a larger surviving Voya Portfolio with enhanced prospects for long-term viability; the Adviser’s analysis of potential alternative Voya funds, other than Voya Portfolio, that could have served as a merger partner for FMR Portfolio; the favorable performance of Voya Portfolio, as compared to the performance of FMR Portfolio, during the year-to-date, one-year, three-year, five-year and ten-year time periods ended September 30, 2016; the performance of FMR Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Voya Portfolio as compared to its Morningstar peer group for these time periods and for the calendar years 2011 through 2015; the lower net expense ratio that current Class ADV shareholders of FMR Portfolio were expected to experience as a result of the Reorganization, the identical expense ratios that current Class I, S and S2 shareholders were expected to experience as a result of the Reorganization and the Adviser’s representations regarding the projected expense ratio of each class of shares of Voya Portfolio after the Reorganization; the difference in fee structures of the Portfolios; the Adviser’s proposed expense limits for Voya Portfolio to be implemented in connection with the Reorganization; the Portfolios’ Chief Investment Risk Officer’s assessment that Voya Portfolio’s performance was on balance superior to FMR Portfolio’s performance overall, his view that the investment process employed by Voya Portfolio was more transparent than FMR Portfolio’s investment process, and his opinion of the proposed Reorganization; the similarities in the investment objectives of the Portfolios; the differences in the Portfolios’ investment strategies, including the Adviser’s representations regarding FMR Portfolio’s more valuation-sensitive investment philosophy as compared to Voya Portfolio’s tilt towards a pure growth style; the similarities in the Portfolios’ investment processes, including that each process employs bottom-up fundamental analysis; the larger combined asset size of the two Portfolios, which can be expected to result over time in a reduction in expenses for the benefit of current shareholders of both Portfolios and provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios; the Adviser’s representations that proxy preparation and solicitation costs and explicit transition costs (e.g., commission costs associated with trading securities) related to the Reorganization will not be borne by either Portfolio or its respective shareholders; the expected tax consequences of the Reorganization to FMR Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of FMR Portfolio. Different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of FMR Portfolio do not approve the Reorganization, FMR Portfolio will continue to be managed by Voya Investments as described in the Prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of FMR Portfolio’s shareholders.

How is my proxy being solicited?

Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about May 5, 2017. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy or voting instruction at any time prior to its use by filing with the Portfolio a written revocation or a duly executed proxy or voting instruction bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the instructions on the Proxy Ballot or Voting Instruction Card, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposal, your proxies will vote on the proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of FMR Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Thirty percent of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Investors Trust. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.

Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote FMR Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. FMR Portfolio does not impose any requirement that a minimum percentage of voting instructions be received before counting the Separate Accounts and Qualified Plans as present for purposes of determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of FMR Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

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How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of FMR Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV	2,300,873.941
I	6,024,046.755
S	41,082,186.241
S2	3,746,737.454
Total	53,153,844.391

Shares have no preemptive or subscription rights. To the knowledge of the Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of FMR Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of any class of the FMR Portfolio.

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of FMR Portfolio or Voya Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

The Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, Qualified Plan participant, variable annuity contract holder, and/or variable life insurance policy holder, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

Prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

May 5, 2017

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 17th day of November, 2016, by and between Voya Variable Products Trust (“VVPT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, Voya MidCap Opportunities Portfolio (the “Surviving Portfolio”), and Voya Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, VY® FMR® Diversified Mid Cap Portfolio (the “Disappearing Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Adviser Class (“Class ADV”), Class I, Class S and Class S2 voting shares of beneficial interest of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO

1.1. Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV, Class I, Class S and Class S2 Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

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1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, Class S and Class S2 Surviving Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class S and Class S2 shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, Class S and Class S2 Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV, Class I, Class S and Class S2 shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class ADV, Class I, Class S and Class S2 Surviving Portfolio Shares in connection with such exchange.

1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s adviser on behalf of the Disappearing Portfolio.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Trustees.

2.2. The net asset value of Class ADV, Class I, Class S and Class S2 Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Surviving Portfolio’s Board of Trustees.

2.3. The number of the Class ADV, Class I, Class S and Class S2 Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class Surviving Portfolio Shares by dividing the value of the net assets with respect to the Class ADV, Class I, Class S and Class S2 shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be July 14, 2017 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.

3.2. The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid

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or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Disappearing Portfolio or the Board of Trustees of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Disappearing Portfolio, represents and warrants to VVPT as follows:

(a) The Disappearing Portfolio is duly organized as a series of VIT, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;

(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound;

(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by VVPT, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may

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be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2016 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since December 31, 2015, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Disappearing Portfolio, and, subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by VIT, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p) The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in

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compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.

4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VVPT, VVPT, on behalf of the Surviving Portfolio, represents and warrants to VIT as follows:

(a) The Surviving Portfolio is duly organized as a series of VVPT, which is a /business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VVPT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VVPT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;

(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VVPT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VVPT, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VVPT, on behalf of the Surviving Portfolio, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VVPT, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VVPT, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2016 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i) Since December 31, 2016, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

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(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VVPT, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Class ADV, Class I, Class S and Class S2 Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by VVPT, on behalf of the Surviving Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.

5. COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO

5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Disappearing Portfolio covenants that the Class ADV, Class I, Class S and Class S2 Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.

5.5. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.

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5.8. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class S and Class S2 Surviving Portfolio Shares received at the Closing.

5.9. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10. VIT, on behalf of the Disappearing Portfolio, covenants that VIT will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VVPT, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VIT’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VVPT’s, on behalf of the Surviving Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.11. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARINGPORTFOLIO

The obligations of VIT, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VIT’s election, to the performance by VVPT, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VVPT, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. VVPT, on behalf of the Surviving Portfolio shall have delivered to VIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VVPT, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VIT shall reasonably request; and

6.3. VVPT, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VVPT, on behalf of the Surviving Portfolio, on or before the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO

The obligations of VVPT, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VVPT’s election, to the performance by VIT, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of VIT, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. VIT, on behalf of the Disappearing Portfolio shall have delivered to VVPT, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VIT, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to Surviving Portfolio, and (iii) copies of all relevant tax books and records;

7.3. VIT, on behalf of the Disappearing Portfolio shall have delivered to VVPT, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VVPT and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VVPT shall reasonably request;

7.4. VIT, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Disappearing Portfolio, on or before the Closing Date; and

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7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VIT, on behalf of the Disappearing Portfolio, or VVPT, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VVPT. Notwithstanding anything herein to the contrary, neither VVPT, on behalf of the Surviving Portfolio, nor VIT, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VVPT, on behalf of the Surviving Portfolio, or VIT, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Tax Counsel (which opinion will be subject to certain qualifications) addressed to VVPT and VIT substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of VVPT and VIT. Notwithstanding anything herein to the contrary, VVPT and VIT may not waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1. VIT, on behalf of the Disappearing Portfolio, and VVPT, on behalf of the Surviving Portfolio, each represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Surviving Portfolio (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

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11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before October 31, 2017, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VVPT and VIT; provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, Class S and Class S2 Surviving Portfolio Shares to be issued to the Disappearing Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

VOYA VARIABLE PORTFOLIOS TRUST

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

VOYA INVESTORS TRUST

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Declaration of Trust of VIT or the Declaration of Trust of VVPT, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding Voya Portfolio

Portfolio Holdings Information

A description of the Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in Statement of Additional Information. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

How Shares Are Priced

The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board. Such procedures provide, for example, that:

•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which it will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close.

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Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

The Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating Insurance Companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which the Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with Voya affiliated mutual funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and the Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution Plan and Shareholder Service Plan

The Portfolio listed in the table below has a distribution and shareholder service plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV and Class S2 shares. These payments are made to the Distributor on an ongoing basis as

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compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV and Class S2 shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV and Class S2 shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) for Class ADV shares and 0.40% (0.15% for distribution fees and 0.25% for shareholder service fees) for Class S2 shares of the average daily net assets of the Portfolio.

The Portfolio listed in the table below has a shareholder service plan (“Service Plan”) for Class S shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, the Portfolios make payments at an annual rate of 0.25% of the Portfolio’s average daily net assets.

Because these distribution and shareholder service fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Portfolio	Class ADV	Class S	Class S2
Voya Portfolio	0.50%	0.25%	0.40%

Frequent Trading - Market Timing

The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Board has made a determination not to adopt a separate policy for the Portfolio with respect to frequent purchases and redemptions of shares by the Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

The Portfolio that invests in foreign securities which may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

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The following transactions are excluded when determining whether trading activity is excessive:

•	Rebalancing to facilitate fund-of-fund arrangements or the Portfolio’s systematic exchange privileges; and

•	Purchases or sales initiated by certain other funds in the Voya family of funds.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Payments to Financial Intermediaries

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio’s Distribution and Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. Fees derived from the Portfolio’s Service Plans may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use the Portfolio as an investment option. In addition, the Portfolio’s Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by the Portfolio may provide an incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.

As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, Lexington Life Insurance Company, Lincoln Financial Group, Massachusetts Mutual Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Symetra Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Union Securities. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.50%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. The Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Portfolio declares and pays dividends from net investment income at least quarterly. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a Participating Insurance Company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

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Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the contract.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

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FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand Voya Portfolio’s financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in Voya Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from Voya Portfolio’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2016 are incorporated herein by reference.

		Income (loss) from investment operations			Less distributions							Ratio to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total Distributions	Payments from distribution settlement/ affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
12/31/16	12.14	(0.03)	0.81	0.78	—	1.44	—	1.44	—	11.48	6.78	1.31	1.31	1.31	(0.27)	122,629	91
12/31/15	14.50	(0.06)	(0.04)	(0.10)	—	2.26	—	2.26	—	12.14	(0.04)	1.31	1.31	1.31	(0.47)	133,648	94
12/31/14	16.02	(0.00)*•	1.11	1.11	0.04	2.59	—	2.63	—	14.50	8.29	1.30	1.30	1.30	(0.03)	143,532	98
12/31/13	12.51	(0.05)	3.92	3.87	—	0.36	—	0.36	—	16.02	31.34	1.30	1.30	1.30	(0.34)	143,300	81
12/31/12	11.34	0.01	1.52	1.53	0.04	0.32	—	0.36	—	12.51	13.61	1.34	1.34	1.34	0.09	81,463	89
Class I
12/31/16	12.89	0.03	0.86	0.89	—	1.44	—	1.44	—	12.34	7.27	0.81	0.81	0.81	0.24	577,101	91
12/31/15	15.17	0.00*	(0.02)	(0.02)	—	2.26	—	2.26	—	12.89	0.52	0.81	0.81	0.81	0.02	538,645	94
12/31/14	16.58	0.08	1.16	1.24	0.06	2.59	—	2.65	—	15.17	8.85	0.80	0.80	0.80	0.49	733,894	98
12/31/13	12.88	0.02	4.05	4.07	0.01	0.36	—	0.37	—	16.58	31.97	0.80	0.80	0.80	0.16	796,010	81
12/31/12	11.63	0.07	1.57	1.64	0.07	0.32	—	0.39	—	12.88	14.20	0.84	0.84	0.84	0.56	614,151	89
Class S
12/31/16	12.34	(0.00) *	0.82	0.82	—	1.44	—	1.44	—	11.72	7.01	1.06	1.06	1.06	(0.02)	473,516	91
12/31/15	14.66	(0.03)	(0.03)	(0.06)	—	2.26	—	2.26	—	12.34	0.25	1.06	1.06	1.06	(0.22)	526,751	94
12/31/14	16.14	0.04	1.12	1.16	0.05	2.59	—	2.64	—	14.66	8.56	1.05	1.05	1.05	0.24	605,241	98
12/31/13	12.57	(0.01)	3.94	3.93	—	0.36	—	0.36	—	16.14	31.68	1.05	1.05	1.05	(0.09)	689,091	81
12/31/12	11.37	0.04	1.53	1.57	0.05	0.32	—	0.37	—	12.57	13.92	1.09	1.09	1.09	0.29	435,586	89
Class S2
12/31/16	12.29	(0.02)	0.82	0.80	—	1.44	—	1.44	—	11.65	6.87	1.24	1.21	1.21	(0.17)	11,488	91
12/31/15	14.63	(0.05)	(0.03)	(0.08)	—	2.26	—	2.26	—	12.29	0.12	1.31	1.21	1.21	(0.37)	13,291	94
12/31/14	16.13	0.01	1.13	1.14	0.05	2.59	—	2.64	—	14.63	8.39	1.30	1.20	1.20	0.06	14,052	98
12/31/13	12.58	(0.03)	3.94	3.91	—	0.36	—	0.36	—	16.13	31.49	1.30	1.20	1.20	(0.24)	14,530	81
12/31/12	11.38	0.02	1.54	1.56	0.04	0.32	—	0.36	—	12.58	13.79	1.34	1.24	1.24	0.18	7,243	89

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

2.	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

3.	Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Invesment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

4.	Annualized for periods less than one year.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

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Appendix C: Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of March 27, 2017:

FMR Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	33.1% Class A; 98.9% Class R6; 95.6% Class S2 Beneficial	4.7%	11.6%
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	66.1% Class A; Beneficial	7.2%	7.6%
Voya Solution 2025 Portfolio Attn Voya Operations 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	5.2% Class I; Beneficial	2.5%	1.6%
Voya Solution 2035 Portfolio Attn Voya Operations 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	5.0% Class I; Beneficial	2.4%	1.5%
Voya Solution 2045 Portfolio Attn Voya Operations 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	5.8% Class I; Beneficial	2.8%	1.8%
Voya Solution Moderately Aggressive Portfolio Attn Voya Operations 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	8.1% Class I; Beneficial	3.9%	2.5%
Reliastar Life Insurance Company FBO Select III Non Qualified RTE 5106 PO BOX 20 Minneapolis, MN 55440-0020	6.6% Class I; Beneficial	3.2%	2.0%
Voya Insurance and Annuity Company 1475 Dunwoody Dr West Chester, PA 19380-1478	86.6% Class S; Beneficial	34.7%	44.1%
Voya Retirement Insurance and Annuity Company Aces Separate Acct B Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	55.5% Class I; 9.2% Class S; Beneficial	30.3%	19.4%

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Voya Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	31.4% Class A; 52.6% Class I; 20.8% Class S; 5.9% Class S2; Beneficial	23.8%	11.6%
Reliastar Life Insurance Co FBO SVUL1 Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	8.3% Class I; Beneficial	0.9%	0.3%
Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	15.8% Class I; Beneficial	1.8%	0.6%
Reliastar Life Insurance Co 1 Orange Way Windsor, CT 06095	8.5% Class I; Registered	0.9%	0.3%
Voya Insurance and Annuity Company 1475 Dunwoody Dr West Chester, PA 19380-1478	39.2% Class S2; 75.3% Class S; Beneficial	60.9%	44.1%
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	67.9% Class A; 14.3% Class I; 54.9% Class S2; Beneficial	8.4%	7.6%

*         On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on March 27, 2017.

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[PRINT CODE]

PART B

Voya Variable Products Trust

Statement of Additional Information

May 5, 2017

Acquisition of the Assets and Liabilities of: VY® FMR® Diversified Mid Cap Portfolio (A Series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: Voya MidCap Opportunities Portfolio (A Series of Voya Variable Products Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya MidCap Opportunities Portfolio (“SAI”) is available to the shareholders of VY® FMR® Diversified Mid Cap Portfolio (“FMR Portfolio”), a series of Voya Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of FMR Portfolio will be transferred to Voya MidCap Opportunities Portfolio (“Voya Portfolio,” together with FMR Portfolio, the “Portfolios”, each a “Portfolio”), a series of Voya Variable Products Trust, in exchange for shares of Voya Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Voya Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for FMR Portfolio, dated May 1, 2017, as filed on April 25, 2017 (File No: 811-05629) and the SAI for Voya Portfolio dated May 1, 2017, as filed on April 27, 2017 (File No: 811-08220).

2.	The Financial Statements of FMR Portfolio included in the Annual Report dated December 31, 2016, as filed on March 10, 2017 (File No: 811-05629) and the Financial Statements of Voya Portfolio included in the Annual Report dated December 31, 2016, as filed on March 10, 2017 (File No. 811-08220).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated May 5, 2017, relating to the Reorganization of FMR Portfolio may be obtained, without charge, by writing to the Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

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Voya MidCap Opportunities Portfolio

Set forth below is an excerpt from Voya Portfolio’s annual report dated December 31, 2016.

*           *           *           *

Market Perspective: Year Ended December 31, 2016

In our semi-annual report we described how markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovered sharply after intensifying global concerns had driven them down into February. With much turmoil along the way, the Index managed to turn a 0.70% loss in the first half into a 9.00% gain for the whole fiscal year. (The Index returned 7.51% for the year ended December 31, 2016, measured in U.S. dollars.)

The U.S. Federal Open Market Committee (“FOMC”) had started raising interest rates in December with the prospect of more to come in 2016 despite sluggish economic progress. It was worse in the rest of the developed world where negative bond yields were increasingly common.

China was an ongoing concern with declining growth, policy missteps and ballooning debt. Energy and commodities prices were falling, adding to deflationary pressures. Many indices of risky assets seemed to reach their nadir on February 11. The Index, with no specific catalyst evident, rebounded by nearly 14% to the end of May.

As asset prices recovered, there were still many who doubted that the gains would be sustained. Yet by the end of May, the domestic economy was delivering some more encouraging data. FOMC officials started talking about two to three rate increases in 2016, as the faint growth in U.S. gross domestic product (“GDP”) in late 2015 and early 2016 would soon improve and employment was nearly full.

A surprisingly weak U.S. employment report on June 3 put paid to an interest rate increase that month. But worse was to come. On June 23, the British electorate unexpectedly voted to leave the European Union (“EU”). The strident voices of anti-globalization in other EU countries were sure to demand their own referendum. The potential disintegration of the world’s largest trading bloc had alarming implications for global demand and investment. Yet an initial 6% drop in the Index was mostly reversed by month end.

Indeed, the prices of risk assets resumed their recovery; the Index rose 4.56% in the two months through August. Two strong employment reports took the unemployment rate below 4.9%. Core inflation was holding above 2%. Slim second quarter annualized GDP growth of just 1.1% concealed real final sales growth of 2.4%. By the end of August, Federal Reserve officials were again warning of two interest rate increases before year end. In the event the FOMC did not act in September after a less strong employment report and listless purchasing managers’ indices, but broadly hinted that they would do so in December.

By the end of October, one notable trend was the increase in government bond yields. There were various reasons. In the U.S., an interest rate hike in December was an increasingly likely prospect, not dimmed by GDP growth for the third quarter of 2016 reported at 2.9% and later revised even higher. In the euro zone, it was feared that the European Central Bank was about to “taper” its bond buying. In the U.K., the weakening pound made government bonds less attractive.

But this and other market trends were thrown into disarray when on November 8 a new U.S. President was unexpectedly elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.

Having stumbled for two months, the Index danced 2.63% higher in November and 2.78% in December. But the music had changed. The platform was seen as reflationary and inflationary in the U.S. The yield curve rose and steepened faster than ever. This and the prospect of lighter regulation benefited banks. The promised infrastructure spending boosted sectors like industrials, energy and materials. However, sectors that had been

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“bond surrogates” like utilities and consumer staples suffered. The technology sector, on which the net effect was unclear, was little changed.

In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained 2.65% in the fiscal year, while the Bloomberg Barclays U.S. Treasury Bond sub-index added 1.04%. Indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index advanced 6.11%; the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 17.13%.

U.S. equities, represented by the S&P 500® index including dividends, rose 11.96% over the twelve months. The strongest sectors were energy and telecommunications, returning 27.36% and 23.49% respectively. Weakest were health care and consumer staples, which returned -2.69% and 5.38%, respectively. S&P 500® companies’ earnings per share recorded a 3.13% year-over-year increase in the third quarter of 2016 after five straight year-over-year declines.

In currencies, the dollar was boosted by developments in November and on a trade-weighted basis reached a 14-year high. The dollar gained 3.21% against the euro and 19.38% on the pound in 2016, although in the latter case it was primarily due to Britain’s vote to leave the EU. The dollar actually lost 2.71% against the yen, but this included a gain after November 8 of more than 11%.

In international markets, the MSCI Japan® Index, in a pattern that inversely reflected the yen, a driver of the value of non-yen export earnings, slipped 0.74% for the year, but rose nearly 15% in the last quarter. The MSCI Europe ex UK® Index added 2.31%, the balance of larger effects: industrials gained over 15% and made the largest contribution, while health care lost 10% and made the largest negative contribution. The MSCI UK® Index surged 19.16%, its big multinational members like HSBC, Shell and Glencore benefiting from the weaker pound, the currency in which their substantial overseas earnings would be reported.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Bloomberg Barclays High Yield Bond —2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World lndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

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Index	Description
Russell 2000® Growth Index	An index that measures the performance of securities of smaller U.S. companies with greater than average growth orientation.
Russell 2000® Index	An index that measures the performance of securities of small U.S. companies.
Russell Midcap® Index	An index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.
Russell Midcap® Growth Index	An index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Portfolio Managers’ Report

Voya Portfolio seeks long-term capital appreciation. Voya Portfolio is managed by Jeffery Bianchi, CFA, and Michael Pytosh, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.

Performance: For the year ended December 31, 2016, Voya Portfolio’s Class I shares provided a total return of 7.27% compared to the Russell Midcap® Growth Index and the Russell Midcap® Index, which returned 7.33% and 13.80%, respectively, for the same period.

Portfolio Specifics: Voya Portfolio outperformed the Russell Midcap® Growth Index before the deduction of fees and expenses, but underperformed net of fees and expenses during the reporting period. Performance was driven by strong stock selection. Stock selection within the consumer discretionary and health care sectors contributed the most to performance while stock selection within the information technology and consumer staples sectors detracted the most.

Applied Materials, Inc. (“AMAT”), Burlington Stores, Inc., and Ulta Salon, Cosmetics & Fragrance, Inc. were the biggest contributors to performance during the twelve-month period.

Our overweight position in semicap provider AMAT contributed positively to performance. We initiated a position in AMAT in February 2016 as we thought the stock’s relative valuation was attractive and the company was poised to benefit from an improvement in wafer fab equipment spending. We also expected AMAT’s topline growth and gross margin profile to improve. The stock performed well after the company reported second quarter earnings that surpassed estimates and provided third quarter revenue guidance significantly above consensus.

Additionally, above consensus bookings, particularly in Display (OLED capacity) and semiconductor equipment demand (foundry node transition), contributed positively. Our overweight position in Burlington Stores, Inc. contributed positively to performance. The stock performed well following consecutive quarters of reporting strong results. In addition to delivering better than expected earnings per share, the company increased 2017 revenue and earnings guidance. As a result, consensus estimates rose 6%, driving the share price higher. Finally, gross margin improved, consistent with our expectations.

An overweight position in Ulta Salon, Cosmetics & Fragrance, Inc. contributed the most to performance during the year. The stock performed well after the company reported four consecutive quarters that surpassed consensus expectations, driven by strong traffic growth and same-store sales. The company raised its sales and profit guidance multiple times throughout the year, and continues to see forward earnings revised higher on the heels of category growth, share gains, unit expansion and margin leverage. Shares also soared on news that the stock would be added to the S&P 500® Index.

NVIDIA Corporation (“NVDA”), AMC Networks Inc., and Red Hat, Inc. were among the most significant detractors for the period.

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Not owning shares of visual computing company NVDA detracted from performance. Investors continue to remain optimistic on the growth in processing requirements for Augmented Reality/Virtual Reality, Deep Learning/Artificial Intelligence, Autonomous Driving and Data Center Processing applications. While company earnings beats and raises over the past several quarters have helped, NVDA has enjoyed a near 70% expansion in earnings multiple owing to the optimism of the size and share gain opportunities within these topical new end markets.

Our overweight position in AMC Networks Inc. detracted from performance. The Walking Dead ratings look to have peaked with ratings down year-over-year for both the core franchise and the sister show Fear the Walking Dead. In addition, recent new shows have failed to gain enough viewers to significantly diversify the company’s advertising exposure away from The Walking Dead. As a result, investors are ascribing a much lower multiple to what is now viewed as a much slower growing or even declining revenue trajectory. We sold our position in September.

Our positioning in software solutions company Red Hat, Inc. detracted from performance. The stock underperformed due to concerns that the business was under pressure amidst the ongoing secular shift to the cloud, a reorganization of their sales force, and margin concerns. We sold the position in August. The company subsequently reported strong billings and guidance, at which time not owning the stock detracted from performance.

Current Strategy and Outlook: We believe that the U.S. economy is in a phase of self-sustaining, if slow, economic recovery. Amidst continued modestly improving economic conditions in the U.S. and increased optimism about the outlook for economic growth, the U.S. Federal Reserve Board is expected to move toward a normalized interest rate environment. We believe the health of U.S. corporations remains intact, as evidenced by significant amounts of free cash flow and record high incremental margins. U.S. corporations are also actively returning capital to shareholders via dividend increases and share buybacks. Going forward, we believe Voya Portfolio is well positioned.

Sector Diversification As of December 31, 2016 (as a percentage of net assets)
Information Technology	23.4%
Consumer Discretionary	21.9%
Health Care	15.4%
Industrials	14.8%
Consumer Staples	6.6%
Financials	5.6%
Materials	4.5%
Real Estate	4.0%
Energy	1.2%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%

* Includes short-term investments
Portfolio holdings are subject to change daily.

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Top Ten Holdings as of December 31, 2016* (as a percentage of net assets)
O’Reilly Automotive, Inc.	2.4%
Amphenol Corp.	2.3%
Electronic Arts, Inc.	2.2%
Marriott International, Inc.	2.2%
Zoetis, Inc.	2.1%
Ross Stores, Inc.	2.1%
Interpublic Group of Cos., Inc.	2.1%
Paychex, Inc.	2.0%
Equinix, Inc.	2.0%
Fiserv, Inc.	1.9%

* Excludes short-term investments
Portfolio holdings are subject to change daily.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Portfolio holdings are subject to change daily. The outlook for this Portfolio may differ from that presented for other Voya mutual funds. The Portfolio’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

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PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of FMR Portfolio will be transferred to Voya Portfolio, in exchange for shares of Voya Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2016. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2016 (Unaudited)
ASSETS:	FMR Portfolio	Voya Portfolio	Pro Forma Adjustments		Voya Portfolio Pro Forma Combined
Investments in securities at fair value+*	$846,971,132	$1,155,050,083	$-		$2,002,021,215
Short-term investments at fair value**	26,881,160	32,572,088	-		59,453,248
Total Investments at fair value	$873,852,292	$1,187,622,171	$-		$2,061,474,463
Cash	-	431	74,072	(A)	74,503
Foreign currencies at value***	74,072	-	(74,072)	(A)	-
Receivables:
Investment securities sold	3,329,255	299,990	-		3,629,245
Fund shares sold	72,223	7,975,649	-		8,047,872
Dividends	793,080	793,077	-		1,586,157
Foreign tax reclaims	1,697	-	-		1,697
Prepaid expenses	-	4,906	-		4,906
Reimbursement due from manager	-	-	452,600	(C)	452,600
Other assets	34,172	31,254	-		65,426
Total assets	878,156,791	1,196,727,478	452,600		2,075,336,869

LIABILITIES:
Payable for investment securities purchased	3,912,478	1,655,688	-		5,568,166
Payable for fund shares redeemed	1,031,040	5,043,412	-		6,074,452
Payable upon receipt of securities loaned	23,340,554	2,979,088	-		26,319,642
Payable for unified fees	471,349	–	(471,349)	(A)	-
Payable for investment management fees	-	794,417	471,349	(A)	1,265,766
Payable for distribution and shareholder service fees	180,406	157,866	-		338,272
Payable to trustees under the deferred compensation plan	34,172	31,254	-		65,426
Payable for trustee fees	–	5,999	-		5,999
Other accrued expenses and liabilities	–	197,313	452,600	(C)	649,913
Total liabilities	28,969,999	10,865,037	452,600		40,287,636
NET ASSETS	$849,186,792	$1,185,862,441	$-		$2,035,049,233

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$723,565,119	$1,013,103,346	$-		$1,736,668,465
Undistributed (distributions in excess of) net investment income	(31,326)	849,451	-		818,125
Accumulated net realized gain	32,262,777	67,967,494	32	(A)	100,230,303
Net unrealized appreciation	93,390,222	103,942,150	(32)	(A)	197,332,340
NET ASSETS	$849,186,792	$1,185,862,441	$-		$2,035,049,233

+ Including securities loaned at value	$22,839,948	$2,918,051	$-		$25,757,999
* Cost of investments in securities	$753,580,895	$1,051,107,933	$-		$1,804,688,828
** Cost of short-term investments	$26,881,160	$32,572,088	$-		$59,453,248
*** Cost of foreign currencies	$73,885	$–	$(73,885)	(A)	$-

Class ADV
Net Assets	$35,985,836	$122,629,273	$-		$158,615,109
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.010	$-		$0.010
Shares outstanding	2,414,005	10,680,471	720,650	(B)	13,815,126
Net asset value and redemption price per share	$14.91	$11.48	$-		$11.48

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STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2016 (Unaudited)
ASSETS:	FMR Portfolio	Voya Portfolio	Pro Forma Adjustments		Voya Portfolio Pro Forma Combined
Class I
Net Assets	$95,141,682	$577,101,411	$-		$672,243,093
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.010	$-		$0.010
Shares outstanding	6,114,304	46,766,089	1,595,719	(B)	54,476,112
Net asset value and redemption price per share	$15.56	$12.34	$-		$12.34

Class R6
Net assets	n/a	$1,128,668	$-		$1,128,668
Shares authorized	n/a	unlimited			unlimited
Par value	n/a	$0.010	$-		$0.010
Shares outstanding	n/a	91,462	-		91,462
Net asset value and redemption price per share	n/a	$12.34	$-		$12.34

Class S
Net Assets	$656,927,131	$473,515,585	$-		$1,130,442,716
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.010	$-		$0.010
Shares outstanding	42,695,444	40,392,119	13,356,359	(B)	96,443,922
Net asset value and redemption price per share	$15.39	$11.72	$-		$11.72

Class S2
Net assets	$61,132,143	$11,487,504	$-		$72,619,647
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.010	$-		$0.010
Shares outstanding	4,016,048	986,311	1,231,346	(B)	6,233,705
Net asset value and redemption price per share	$15.22	$11.65	$-		$11.65

(A)	Reflects adjustments related to portfolio consolidation.
(B)	Reflects new shares issued, net of retired shares of FMR Portfolio. (Calculation: Net Assets ÷ NAV per share).
(C)	Reflects adjustment for estimated one time merger and transition expenses (See Note 4 in the Notes to Unaudited Pro Forma Financial Statements).

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STATEMENTS OF OPERATIONS for the Year Ended December 31, 2016 (Unaudited)
	FMR Portfolio	Voya Portfolio	Pro Forma Adjustments		Voya Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$11,279,585	$12,443,566	$-		$23,723,151
Securities lending income, net	132,983	101,338	-		234,321
Total investment income	11,412,568	12,544,904	-		23,957,472

EXPENSES:
Unified fees	5,540,564	–	(5,540,564)	(B)	-
Investment management fees	–	9,396,859	5,998,343	(A)	15,395,202
Distribution and shareholder service fees:
Class ADV	238,380	627,452	(55,233)	(A)	810,599
Class S	1,656,854	1,241,432	-		2,898,286
Class S2	263,329	51,894	(23,934)	(A)	291,289
Transfer agent fees	–	2,877	2,055	(A)	4,932
Shareholder reporting expense	–	68,810	49,143	(A)	117,953
Registration fees	–	3,351	2,393	(A)	5,744
Professional fees	–	54,784	39,126	(A)	93,910
Custody and accounting expense	–	110,828	79,152	(A)	189,980
Trustee fees	–	35,990	25,704	(A)	61,694
Trustee fees and expenses	54,326	-	(54,326)	(A)	-
Miscellaneous expense	–	61,203	43,710	(A)	104,913
Interest expense	1,721	–	(1,721)	(A)	-
Total expenses	7,755,174	11,655,480	563,848		19,974,502
Net waived and reimbursed fees	(38,345)	(4,192)	(2,363,518)	(A)	(2,406,055)
Net expenses	7,716,829	11,651,288	(1,799,670)		17,568,447
Net investment income	3,695,739	893,616	1,799,670		6,389,025

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	36,298,576	71,471,053	-		107,769,629
Foreign currency related transactions	3,000	876	32	(A)	3,908
Net realized gain	36,301,576	71,471,929	32		107,773,537
Net change in unrealized appreciation (depreciation) on:
Investments	52,849,014	10,316,906	-		63,165,920
Foreign currency related transactions	32	–	(32)	(A)	-
Net change in unrealized appreciation (depreciation)	52,849,046	10,316,906	(32)		63,165,920
Net realized and unrealized gain	89,150,622	81,788,835	-		170,939,457
Increase in net assets resulting from operations	$92,846,361	$82,682,451	$1,799,670		$177,328,482

*Foreign taxes withheld	$54,754	$9,426	$-		$64,180

( A ) Reflects adjustments related to portfolio consolidation.

( B ) Reflects adjustment in expenses due to effects of new contractual rates.

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PORTFOLIO OF INVESTMENTS

as of December 31, 2016 (Unaudited)

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined					FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
Shares	Shares	Shares		Shares					Value	Value	Value		Value
				COMMON STOCK:			98.4%
						Consumer Discretionary:		22.2%
1,576	-	(1,576)	(A)	-	@	Adient plc			$ 92,354	$ -	$ (92,354)	(A)	$ -
2,700	-	(2,700)	(A)	-	@	Autozone, Inc.			2,132,433	-	(2,132,433)	(A)	-
36,700	-	(36,700)	(A)	-	@	Bojangles', Inc.			684,455	-	(684,455)	(A)	-
9,000	-	(9,000)	(A)	-	@	Buffalo Wild Wings, Inc.			1,389,600	-	(1,389,600)	(A)	-
-	194,438	142,577	(A)	337,015	@	Burlington Stores, Inc.			-	16,478,621	12,083,384	(A)	28,562,005
-	252,753	185,338	(A)	438,091		Coach, Inc.			-	8,851,410	6,490,531	(A)	15,341,941
29,900	-	(29,900)	(A)	-		Darden Restaurants, Inc.			2,174,328	-	(2,174,328)	(A)	-
36,200	-	(36,200)	(A)	-	@	Deckers Outdoor Corp.			2,005,118	-	(2,005,118)	(A)	-
47,247	-	(47,247)	(A)	-		Delphi Automotive PLC			3,182,085	-	(3,182,085)	(A)	-
67,200	-	(67,200)	(A)	-		DineEquity, Inc.			5,174,400	-	(5,174,400)	(A)	-
-	98,162	71,980	(A)	170,142	@	Dish Network Corp. - Class A			-	5,686,525	4,169,795	(A)	9,856,320
27,673	-	(27,673)	(A)	-	@	Dollar Tree, Inc.			2,135,802	-	(2,135,802)	(A)	-
-	93,077	68,251	(A)	161,328		Domino's Pizza, Inc.			-	14,821,581	10,868,318	(A)	25,689,899
10,600	-	(10,600)	(A)	-		Ethan Allen Interiors, Inc.			390,610	-	(390,610)	(A)	-
47,358	-	(47,358)	(A)	-		Extended Stay America, Inc.			764,832	-	(764,832)	(A)	-
-	544,310	399,130	(A)	943,440	@	Five Below, Inc.			-	21,750,628	15,949,225	(A)	37,699,853
85,280	-	(85,280)	(A)	-		Foot Locker, Inc.			6,045,499	-	(6,045,499)	(A)	-
-	157,782	115,698	(A)	273,480		Foot Locker, Inc.			-	11,185,166	8,201,820	(A)	19,386,986
229,066	-	(229,066)	(A)	-		Gentex Corp.			4,510,310	-	(4,510,310)	(A)	-
159,702	-	(159,702)	(A)	-	@	G-III Apparel Group Ltd.			4,720,791	-	(4,720,791)	(A)	-
27,700	-	(27,700)	(A)	-		GNC Holdings, Inc.			305,808	-	(305,808)	(A)	-
33,094	-	(33,094)	(A)	-		Harman International Industries, Inc.			3,678,729	-	(3,678,729)	(A)	-
-	257,148	188,561	(A)	445,709		Hasbro, Inc.			-	20,003,543	14,668,129	(A)	34,671,672
234,165	-	(234,165)	(A)	-	@	Houghton Mifflin Harcourt Co.			2,540,690	-	(2,540,690)	(A)	-
57,900	-	(57,900)	(A)	-		ILG, Inc.			1,052,043	-	(1,052,043)	(A)	-
230,573	-	(230,573)	(A)	-		Interpublic Group of Cos., Inc.			5,397,714	-	(5,397,714)	(A)	-
-	1,039,949	762,570	(A)	1,802,519		Interpublic Group of Cos., Inc.			-	24,345,206	17,851,768	(A)	42,196,974
43,020	-	(43,020)	(A)	-	@	iRobot Corp.			2,514,519	-	(2,514,519)	(A)	-
37,900	-	(37,900)	(A)	-		John Wiley & Sons, Inc.			2,065,550	-	(2,065,550)	(A)	-
9,188	-	(9,188)	(A)	-		Jubilant Foodworks Ltd.			115,194	-	(115,194)	(A)	-

10

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined			FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
35,900	-	(35,900)	(A)	-	@	Kate Spade & Co.	670,253	-	(670,253)	(A)	-
60,957	-	(60,957)	(A)	-		Las Vegas Sands Corp.	3,255,713	-	(3,255,713)	(A)	-
125,500	-	(125,500)	(A)	-		Lennar Corp. - Class A	5,387,715	-	(5,387,715)	(A)	-
11,400	-	(11,400)	(A)	-	@	Liberty Interactive Corp. QVC Group	227,772	-	(227,772)	(A)	-
48,900	-	(48,900)	(A)	-	@	Lions Gate Entertainment Corp.	1,200,006	-	(1,200,006)	(A)	-
48,900	-	(48,900)	(A)	-		Lions Gate Entertainment Corp.	1,315,410	-	(1,315,410)	(A)	-
60,500	600,051	379,503	(A)	1,040,054	@	LKQ Corp.	1,854,325	18,391,563	11,631,777	(A)	31,877,665
1,900	-	(1,900)	(A)	-	# @	Maisons du Monde SA	50,091	-	(50,091)	(A)	-
-	318,564	233,596	(A)	552,160		Marriott International, Inc.	-	26,338,872	19,313,677	(A)	45,652,549
43,300	-	(43,300)	(A)	-	@	Michael Kors Holdings Ltd.	1,861,034	-	(1,861,034)	(A)	-
4,000	-	(4,000)	(A)	-	@	Mohawk Industries, Inc.	798,720	-	(798,720)	(A)	-
6,700	-	(6,700)	(A)	-		Naspers Ltd.	978,144	-	(978,144)	(A)	-
46,700	-	(46,700)	(A)	-	@	New Oriental Education & Technology Group, Inc. ADR	1,966,070	-	(1,966,070)	(A)	-
91,100	-	(91,100)	(A)	-		News Corp - Class A	1,044,006	-	(1,044,006)	(A)	-
2,063	-	(2,063)	(A)	-	@	NVR, Inc.	3,443,147	-	(3,443,147)	(A)	-
15,600	-	(15,600)	(A)	-		Omnicom Group	1,327,716	-	(1,327,716)	(A)	-
-	101,321	74,296	(A)	175,617	@	O'Reilly Automotive, Inc.	-	28,208,780	20,684,837	(A)	48,893,617
2,300	-	(2,300)	(A)	-		Page Industries Ltd.	461,903	-	(461,903)	(A)	-
53,100	-	(53,100)	(A)	-	@ L	Party City Holdco, Inc.	754,020	-	(754,020)	(A)	-
58,629	-	(58,629)	(A)	-	L	Polaris Industries, Inc.	4,830,443	-	(4,830,443)	(A)	-
316,800	-	(316,800)	(A)	-		Pulte Group, Inc.	5,822,784	-	(5,822,784)	(A)	-
48,900	-	(48,900)	(A)	-		PVH Corp.	4,412,736	-	(4,412,736)	(A)	-
9,400	-	(9,400)	(A)	-		Ralph Lauren Corp.	849,008	-	(849,008)	(A)	-
19,800	-	(19,800)	(A)	-	@	Restaurant Group PLC	79,139	-	(79,139)	(A)	-
1,500	380,589	277,577	(A)	659,666		Ross Stores, Inc.	98,400	24,966,638	18,209,050	(A)	43,274,088
-	256,300	187,939	(A)	444,239		Scripps Networks Interactive - Class A	-	18,292,131	13,413,191	(A)	31,705,322
28,005	-	(28,005)	(A)	-	@	Select Comfort Corp.	633,473	-	(633,473)	(A)	-
20,316	-	(20,316)	(A)	-	@	Tenneco, Inc.	1,269,141	-	(1,269,141)	(A)	-
42,500	-	(42,500)	(A)	-		Texas Roadhouse, Inc.	2,050,200	-	(2,050,200)	(A)	-
34,200	-	(34,200)	(A)	-		TJX Cos., Inc.	2,569,446	-	(2,569,446)	(A)	-
108,700	-	(108,700)	(A)	-	@	Toll Brothers, Inc.	3,369,700	-	(3,369,700)	(A)	-
-	81,442	59,720	(A)	141,162	@	Ulta Salon Cosmetics & Fragrance, Inc.	-	20,762,823	15,224,891	(A)	35,987,714
23,700	-	(23,700)	(A)	-		VF Corp.	1,264,395	-	(1,264,395)	(A)	-
21,532	-	(21,532)	(A)	-		Visteon Corp.	1,729,881	-	(1,729,881)	(A)	-
47,600	-	(47,600)	(A)	-		Williams-Sonoma, Inc.	2,303,364	-	(2,303,364)	(A)	-

11

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined				FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
73,922	-	(73,922)	(A)	-		Wyndham Worldwide Corp.		5,645,423	-	(5,645,423)	(A)	-
								116,596,442	260,083,487	74,116,676		450,796,605

						Consumer Staples:	6.6%
9,300	-	(9,300)	(A)	-	@ L	Amplify Snack Brands, Inc.		81,933	-	(81,933)	(A)	-
1,765	-	(1,765)	(A)	-		Britannia Industries Ltd.		74,920	-	(74,920)	(A)	-
20,033	-	(20,033)	(A)	-		Bunge Ltd.		1,447,184	-	(1,447,184)	(A)	-
168,314	-	(168,314)	(A)	-		C&C Group PLC		682,129	-	(682,129)	(A)	-
-	247,255	181,306	(A)	428,561		Campbell Soup Co.		-	14,951,510	10,963,592	(A)	25,915,102
-	483,896	354,830	(A)	838,726		Church & Dwight Co., Inc.		-	21,383,364	15,679,919	(A)	37,063,283
21,063	-	(21,063)	(A)	-		CVS Health Corp.		1,662,081	-	(1,662,081)	(A)	-
25,332	-	(25,332)	(A)	-		Dr Pepper Snapple Group, Inc.		2,296,853	-	(2,296,853)	(A)	-
103,100	-	(103,100)	(A)	-	@	Hostess Brands, Inc.		1,340,300	-	(1,340,300)	(A)	-
4,446	-	(4,446)	(A)	-		Ingredion, Inc.		555,572	-	(555,572)	(A)	-
-	181,901	133,384	(A)	315,285		Mead Johnson Nutrition Co.		-	12,871,315	9,438,233	(A)	22,309,548
-	444,557	325,983	(A)	770,540	@	Monster Beverage Corp.		-	19,711,657	14,454,096	(A)	34,165,753
-	109,227	80,094	(A)	189,321	@	Post Holdings, Inc.		-	8,780,759	6,438,725	(A)	15,219,484
6,100	-	(6,100)	(A)	-	@	TreeHouse Foods, Inc.		440,359	-	(440,359)	(A)	-
								8,581,331	77,698,605	48,393,234		134,673,170

						Energy:	1.2%
10,200	-	(10,200)	(A)	-		Anadarko Petroleum Corp.		711,246	-	(711,246)	(A)	-
53,689	-	(53,689)	(A)	-		Apache Corp.		3,407,641	-	(3,407,641)	(A)	-
43,319	-	(43,319)	(A)	-		Baker Hughes, Inc.		2,814,436	-	(2,814,436)	(A)	-
31,366	-	(31,366)	(A)	-		Cimarex Energy Co.		4,262,639	-	(4,262,639)	(A)	-
55,900	-	(55,900)	(A)	-	@	Dril-Quip, Inc.		3,356,795	-	(3,356,795)	(A)	-
12,600	-	(12,600)	(A)	-		Ensco PLC		122,472	-	(122,472)	(A)	-
-	222,885	163,436	(A)	386,321		EQT Corp.		-	14,576,679	10,688,737	(A)	25,265,416
25,900	-	(25,900)	(A)	-	L	Frank's International N.V.		318,829	-	(318,829)	(A)	-
67,400	-	(67,400)	(A)	-		Halliburton Co.		3,645,666	-	(3,645,666)	(A)	-
40,200	-	(40,200)	(A)	-		National Oilwell Varco, Inc.		1,505,088	-	(1,505,088)	(A)	-
46,600	-	(46,600)	(A)	-	@	Newfield Exploration Co.		1,887,300	-	(1,887,300)	(A)	-
68,400	-	(68,400)	(A)	-		Oceaneering International, Inc.		1,929,564	-	(1,929,564)	(A)	-
16,000	-	(16,000)	(A)	-	@	PDC Energy, Inc.		1,161,280	-	(1,161,280)	(A)	-
91,200	-	(91,200)	(A)	-	@	Southwestern Energy Co.		986,784	-	(986,784)	(A)	-
165,400	-	(165,400)	(A)	-		Suncor Energy, Inc.		5,408,007	-	(5,408,007)	(A)	-
31,000	-	(31,000)	(A)	-		Teekay LNG Partners L.P.		447,950	-	(447,950)	(A)	-

12

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined				FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
26,300	-	(26,300)	(A)	-		Western Refining, Inc.		995,455	-	(995,455)	(A)	-
42,174	-	(42,174)	(A)	-		World Fuel Services Corp.		1,936,208	-	(1,936,208)	(A)	-
								34,897,360	14,576,679	(24,208,623)		25,265,416

						Financials:	5.6%
20,400	107,572	58,480	(A)	186,452	@	Affiliated Managers Group, Inc.		2,964,120	15,630,212	8,497,148	(A)	27,091,480
92,300	-	(92,300)	(A)	-		Aflac, Inc.		6,424,080	-	(6,424,080)	(A)	-
18,000	-	(18,000)	(A)	-		Ameriprise Financial, Inc.		1,996,920	-	(1,996,920)	(A)	-
-	270,388	198,269	(A)	468,657		Arthur J. Gallagher & Co.		-	14,049,360	10,302,066	(A)	24,351,426
6,207	-	(6,207)	(A)	-		Bajaj Finserv Ltd.		264,103	-	(264,103)	(A)	-
59,416	-	(59,416)	(A)	-		BankUnited, Inc.		2,239,389	-	(2,239,389)	(A)	-
39,644	-	(39,644)	(A)	-		Beneficial Bancorp, Inc.		729,450	-	(729,450)	(A)	-
153,348	-	(153,348)	(A)	-		Boston Private Financial Holdings, Inc.		2,537,909	-	(2,537,909)	(A)	-
3,600	-	(3,600)	(A)	-		Brown & Brown, Inc.		161,496	-	(161,496)	(A)	-
45,300	-	(45,300)	(A)	-		Capital One Financial Corp.		3,951,972	-	(3,951,972)	(A)	-
13,600	-	(13,600)	(A)	-		CBOE Holdings, Inc.		1,004,904	-	(1,004,904)	(A)	-
12,031	-	(12,031)	(A)	-		Chubb Ltd.		1,589,536	-	(1,589,536)	(A)	-
133,200	-	(133,200)	(A)	-		CIT Group, Inc.		5,684,976	-	(5,684,976)	(A)	-
68,613	-	(68,613)	(A)	-		Comerica, Inc.		4,673,231	-	(4,673,231)	(A)	-
82,090	-	(82,090)	(A)	-		Commerce Bancshares, Inc.		4,745,623	-	(4,745,623)	(A)	-
9,000	-	(9,000)	(A)	-		CRISIL Ltd.		292,132	-	(292,132)	(A)	-
113,800	-	(113,800)	(A)	-		CVB Financial Corp.		2,609,434	-	(2,609,434)	(A)	-
1,000	-	(1,000)	(A)	-		Diamond Hill Investment Group, Inc.		210,380	-	(210,380)	(A)	-
22,000	-	(22,000)	(A)	-		Discover Financial Services		1,585,980	-	(1,585,980)	(A)	-
3,100	-	(3,100)	(A)	-	@	E*Trade Financial Corp.		107,415	-	(107,415)	(A)	-
307,849	-	(307,849)	(A)	-	@	Essent Group Ltd.		9,965,072	-	(9,965,072)	(A)	-
137,500	-	(137,500)	(A)	-		First American Financial Corp.		5,036,625	-	(5,036,625)	(A)	-
4,300	-	(4,300)	(A)	-		First Citizens BancShares, Inc.		1,526,500	-	(1,526,500)	(A)	-
113,600	-	(113,600)	(A)	-		First Commonwealth Financial Corp.		1,610,848	-	(1,610,848)	(A)	-
49,900	-	(49,900)	(A)	-		First Republic Bank		4,597,786	-	(4,597,786)	(A)	-
2,700	-	(2,700)	(A)	-		FNF Group		91,692	-	(91,692)	(A)	-
3,200	-	(3,200)	(A)	-		Greenhill & Co., Inc.		88,640	-	(88,640)	(A)	-
8,396	-	(8,396)	(A)	-		Hilltop Holdings, Inc.		250,201	-	(250,201)	(A)	-
179,488	-	(179,488)	(A)	-	@	Hiscox Ltd.		2,249,121	-	(2,249,121)	(A)	-
36,617	-	(36,617)	(A)	-		Housing Development Finance Corp.		679,096	-	(679,096)	(A)	-
451,327	-	(451,327)	(A)	-		Huntington Bancshares, Inc.		5,966,543	-	(5,966,543)	(A)	-

13

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined				FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
59,800	-	(59,800)	(A)	-		Invesco Ltd.		1,814,332	-	(1,814,332)	(A)	-
139,700	-	(139,700)	(A)	-		Investors Bancorp, Inc.		1,948,815	-	(1,948,815)	(A)	-
9,400	-	(9,400)	(A)	-		KRUK SA		532,374	-	(532,374)	(A)	-
164,922	-	(164,922)	(A)	-		Ladder Capital Corp.		2,262,730	-	(2,262,730)	(A)	-
98,267	-	(98,267)	(A)	-		Lakeland Financial Corp.		4,653,925	-	(4,653,925)	(A)	-
41,742	-	(41,742)	(A)	-		Lazard Ltd.		1,715,179	-	(1,715,179)	(A)	-
47,600	-	(47,600)	(A)	-		Legg Mason, Inc.		1,423,716	-	(1,423,716)	(A)	-
36,200	-	(36,200)	(A)	-		M&T Bank Corp.		5,662,766	-	(5,662,766)	(A)	-
27,701	-	(27,701)	(A)	-		Marsh & McLennan Cos., Inc.		1,872,311	-	(1,872,311)	(A)	-
16,800	189,888	122,440	(A)	329,128		Moody's Corp.		1,583,736	17,900,742	11,542,458	(A)	31,026,936
57,300	-	(57,300)	(A)	-	@	OneMain Holdings, Inc.		1,268,622	-	(1,268,622)	(A)	-
48,897	-	(48,897)	(A)	-		Primerica, Inc.		3,381,227	-	(3,381,227)	(A)	-
119,100	-	(119,100)	(A)	-		Principal Financial Group, Inc.		6,891,126	-	(6,891,126)	(A)	-
25,300	-	(25,300)	(A)	-		Progressive Corp.		898,150	-	(898,150)	(A)	-
28,168	-	(28,168)	(A)	-		Prosperity Bancshares, Inc.		2,021,899	-	(2,021,899)	(A)	-
48,481	-	(48,481)	(A)	-		Raymond James Financial, Inc.		3,358,279	-	(3,358,279)	(A)	-
237,600	-	(237,600)	(A)	-		Regions Financial Corp.		3,411,936	-	(3,411,936)	(A)	-
80,778	-	(80,778)	(A)	-		Reinsurance Group of America, Inc.		10,164,296	-	(10,164,296)	(A)	-
82,199	-	(82,199)	(A)	-		S&P Global, Inc.		8,839,680	-	(8,839,680)	(A)	-
870,500	-	(870,500)	(A)	-	@	SLM Corp.		9,592,910	-	(9,592,910)	(A)	-
67,500	-	(67,500)	(A)	-	@	Stifel Financial Corp.		3,371,625	-	(3,371,625)	(A)	-
73,587	-	(73,587)	(A)	-		SunTrust Banks, Inc.		4,036,247	-	(4,036,247)	(A)	-
135,600	-	(135,600)	(A)	-		Synchrony Financial		4,918,212	-	(4,918,212)	(A)	-
23,374	-	(23,374)	(A)	-		TCF Financial Corp.		457,897	-	(457,897)	(A)	-
-	423,017	310,188	(A)	733,205		TD Ameritrade Holding Corp.		-	18,443,541	13,524,216	(A)	31,967,757
69,600	-	(69,600)	(A)	-		UMB Financial Corp.		5,367,552	-	(5,367,552)	(A)	-
10,800	-	(10,800)	(A)	-		Valley National Bancorp		125,712	-	(125,712)	(A)	-
								167,410,428	66,023,855	(118,996,684)		114,437,599

						Health Care:	15.6%
-	54,879	40,241	(A)	95,120	@	Abiomed, Inc.		-	6,183,766	4,534,411	(A)	10,718,177
81,100	-	(81,100)	(A)	-		Agilent Technologies, Inc.		3,694,916	-	(3,694,916)	(A)	-
9,800	-	(9,800)	(A)	-	@	Alere, Inc.		381,906	-	(381,906)	(A)	-
31,900	-	(31,900)	(A)	-	@	Alexion Pharmaceuticals, Inc.		3,902,965	-	(3,902,965)	(A)	-
79,400	-	(79,400)	(A)	-	@ L	AMAG Pharmaceuticals, Inc.		2,763,120	-	(2,763,120)	(A)	-
5,900	-	(5,900)	(A)	-		AmerisourceBergen Corp.		461,321	-	(461,321)	(A)	-
14,200	-	(14,200)	(A)	-		Amgen, Inc.		2,076,182	-	(2,076,182)	(A)	-

14

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined			FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
17,800	-	(17,800)	(A)	-		Becton Dickinson & Co.	2,946,790	-	(2,946,790)	(A)	-
14,700	167,901	108,418	(A)	291,019	@	BioMarin Pharmaceutical, Inc.	1,217,748	13,908,919	8,981,336	(A)	24,108,003
392,665	-	(392,665)	(A)	-	@	Boston Scientific Corp.	8,493,344	-	(8,493,344)	(A)	-
93,600	-	(93,600)	(A)	-		Bruker Corp.	1,982,448	-	(1,982,448)	(A)	-
200	-	(200)	(A)	-	@	Cambrex Corp.	10,790	-	(10,790)	(A)	-
84,798	-	(84,798)	(A)	-		Cardinal Health, Inc.	6,102,912	-	(6,102,912)	(A)	-
95,200	-	(95,200)	(A)	-	@	Catalent, Inc.	2,566,592	-	(2,566,592)	(A)	-
12,600	-	(12,600)	(A)	-	@	Centene Corp.	712,026	-	(712,026)	(A)	-
1,000	-	(1,000)	(A)	-	@	Charles River Laboratories International, Inc.	76,190	-	(76,190)	(A)	-
12,107	-	(12,107)	(A)	-		Cooper Cos., Inc.	2,117,878	-	(2,117,878)	(A)	-
68,600	-	(68,600)	(A)	-	@	DaVita, Inc.	4,404,120	-	(4,404,120)	(A)	-
75,100	-	(75,100)	(A)	-		Dentsply Sirona, Inc.	4,335,523	-	(4,335,523)	(A)	-
-	196,100	143,796	(A)	339,896	@	Edwards Lifesciences Corp.	-	18,374,570	13,473,641	(A)	31,848,211
86,600	-	(86,600)	(A)	-	@	Endo International PLC	1,426,302	-	(1,426,302)	(A)	-
34,900	-	(34,900)	(A)	-	@	Envision Healthcare Corp.	2,208,821	-	(2,208,821)	(A)	-
30,510	-	(30,510)	(A)	-	@	HCA Holdings, Inc.	2,258,350	-	(2,258,350)	(A)	-
31,900	-	(31,900)	(A)	-		Hill-Rom Holdings, Inc.	1,790,866	-	(1,790,866)	(A)	-
87,200	383,662	194,130	(A)	664,992	@	Hologic, Inc.	3,498,464	15,392,519	7,788,509	(A)	26,679,492
-	28,290	20,744	(A)	49,034	@	Intuitive Surgical, Inc.	-	17,940,669	13,155,472	(A)	31,096,141
62,732	-	(62,732)	(A)	-	@	Jazz Pharmaceuticals PLC	6,839,670	-	(6,839,670)	(A)	-
32,500	113,038	50,388	(A)	195,926	@	Laboratory Corp. of America Holdings	4,172,350	14,511,818	6,468,826	(A)	25,152,994
34,844	-	(34,844)	(A)	-		McKesson Corp.	4,893,840	-	(4,893,840)	(A)	-
8,600	-	(8,600)	(A)	-		Medtronic PLC	612,578	-	(612,578)	(A)	-
-	140,581	103,085	(A)	243,666	@	Nevro Corp.	-	10,214,616	7,490,138	(A)	17,704,754
-	130,502	95,694	(A)	226,196	@	NuVasive, Inc.	-	8,790,615	6,445,952	(A)	15,236,567
51,600	-	(51,600)	(A)	-		Olympus Corp.	1,777,865	-	(1,777,865)	(A)	-
5,600	-	(5,600)	(A)	-	@	Pacira Pharmaceuticals, Inc.	180,880	-	(180,880)	(A)	-
8,800	-	(8,800)	(A)	-	@	Parexel International Corp.	578,336	-	(578,336)	(A)	-
-	211,479	155,073	(A)	366,552		PerkinElmer, Inc.	-	11,028,630	8,087,036	(A)	19,115,666
20,400	-	(20,400)	(A)	-		Perrigo Co. PLC	1,697,892	-	(1,697,892)	(A)	-
33,800	-	(33,800)	(A)	-	@	Premier, Inc.	1,026,168	-	(1,026,168)	(A)	-
-	310,188	227,454	(A)	537,642	@	Prestige Brands Holdings, Inc.	-	16,160,795	11,850,332	(A)	28,011,127
6,900	-	(6,900)	(A)	-		Quest Diagnostics, Inc.	634,110	-	(634,110)	(A)	-
-	47,005	34,468	(A)	81,473	@	Quintiles IMS Holdings, Inc.	-	3,574,730	2,621,266	(A)	6,195,996
3,100	-	(3,100)	(A)	-	@	Regeneron Pharmaceuticals, Inc.	1,137,979	-	(1,137,979)	(A)	-

15

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined				FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
44,800	-	(44,800)	(A)	-	@	REGENXBIO, Inc.		831,040	-	(831,040)	(A)	-
2,600	-	(2,600)	(A)	-	@	Repligen Corp.		80,132	-	(80,132)	(A)	-
26,081	-	(26,081)	(A)	-		Resmed, Inc.		1,618,326	-	(1,618,326)	(A)	-
22,500	-	(22,500)	(A)	-	@ L	Seattle Genetics, Inc.		1,187,325	-	(1,187,325)	(A)	-
92,200	-	(92,200)	(A)	-		STERIS PLC		6,213,358	-	(6,213,358)	(A)	-
10,300	-	(10,300)	(A)	-	@	Surgical Care Affiliates, Inc.		476,581	-	(476,581)	(A)	-
133,062	-	(133,062)	(A)	-		Teva Pharmaceutical Industries Ltd. ADR		4,823,497	-	(4,823,497)	(A)	-
34,307	-	(34,307)	(A)	-		Thermo Fisher Scientific, Inc.		4,840,718	-	(4,840,718)	(A)	-
55,700	-	(55,700)	(A)	-	@ L	United Therapeutics Corp.		7,989,051	-	(7,989,051)	(A)	-
10,300	-	(10,300)	(A)	-		Universal Health Services, Inc.		1,095,714	-	(1,095,714)	(A)	-
1,600	315,283	229,590	(A)	546,473	@	VCA, Inc.		109,840	21,644,178	15,761,328	(A)	37,515,346
62,100	-	(62,100)	(A)	-		Zimmer Biomet Holdings, Inc.		6,408,720	-	(6,408,720)	(A)	-
-	471,063	345,419	(A)	816,482		Zoetis, Inc.		-	25,216,002	18,490,303	(A)	43,706,305
								118,655,544	182,941,827	15,491,408		317,088,779

						Industrials:	15.0%
96,343	-	(96,343)	(A)	-		Air Lease Corp.		3,307,455	-	(3,307,455)	(A)	-
-	223,646	163,994	(A)	387,640		Alaska Air Group, Inc.		-	19,844,110	14,551,220	(A)	34,395,330
5,400	-	(5,400)	(A)	-		Allegiant Travel Co.		898,560	-	(898,560)	(A)	-
21,400	-	(21,400)	(A)	-		Ametek, Inc.		1,040,040	-	(1,040,040)	(A)	-
42,000	-	(42,000)	(A)	-		AO Smith Corp.		1,988,700	-	(1,988,700)	(A)	-
5,800	-	(5,800)	(A)	-		Carlisle Cos., Inc.		639,682	-	(639,682)	(A)	-
21,000	-	(21,000)	(A)	-		CEB, Inc.		1,272,600	-	(1,272,600)	(A)	-
32,400	-	(32,400)	(A)	-		CH Robinson Worldwide, Inc.		2,373,624	-	(2,373,624)	(A)	-
79,200	-	(79,200)	(A)	-	@	Colfax Corp.		2,845,656	-	(2,845,656)	(A)	-
4,600	-	(4,600)	(A)	-	L	Copa Holdings S.A.		417,818	-	(417,818)	(A)	-
12,200	-	(12,200)	(A)	-	@	Copart, Inc.		676,002	-	(676,002)	(A)	-
25,800	-	(25,800)	(A)	-		CSX Corp.		926,994	-	(926,994)	(A)	-
1,568	-	(1,568)	(A)	-		Cummins, Inc.		214,299	-	(214,299)	(A)	-
17,208	-	(17,208)	(A)	-		Curtiss-Wright Corp.		1,692,579	-	(1,692,579)	(A)	-
43,948	-	(43,948)	(A)	-		Dun & Bradstreet Corp.		5,331,771	-	(5,331,771)	(A)	-
10,950	-	(10,950)	(A)	-	L	Elbit Systems Ltd.		1,113,615	-	(1,113,615)	(A)	-
79,302	-	(79,302)	(A)	-		EMCOR Group, Inc.		5,611,409	-	(5,611,409)	(A)	-
-	185,548	136,058	(A)	321,606		Equifax, Inc.		-	21,937,340	16,086,137	(A)	38,023,477
11,739	-	(11,739)	(A)	-	@	Esterline Technologies Corp.		1,047,119	-	(1,047,119)	(A)	-
33,843	-	(33,843)	(A)	-		FedEx Corp.		6,301,567	-	(6,301,567)	(A)	-

16

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined			FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
32,600	-	(32,600)	(A)	-		Flowserve Corp.	1,566,430	-	(1,566,430)	(A)	-
-	267,513	196,161	(A)	463,674		Fortive Corp.	-	14,346,722	10,520,115	(A)	24,866,837
33,500	-	(33,500)	(A)	-	@	HD Supply Holdings, Inc.	1,424,085	-	(1,424,085)	(A)	-
14,000	-	(14,000)	(A)	-		Herman Miller, Inc.	478,800	-	(478,800)	(A)	-
9,900	-	(9,900)	(A)	-		Hexcel Corp.	509,256	-	(509,256)	(A)	-
20,934	-	(20,934)	(A)	-		HNI Corp.	1,170,629	-	(1,170,629)	(A)	-
36,400	-	(36,400)	(A)	-		Huntington Ingalls Industries, Inc.	6,704,516	-	(6,704,516)	(A)	-
2,146	-	(2,146)	(A)	-		IDEX Corp.	193,269	-	(193,269)	(A)	-
87,703	261,564	104,096	(A)	453,363		Ingersoll-Rand PLC - Class A	6,581,233	19,627,763	7,811,345	(A)	34,020,341
71,175	-	(71,175)	(A)	-	@	Jacobs Engineering Group, Inc.	4,056,975	-	(4,056,975)	(A)	-
5,600	-	(5,600)	(A)	-		JB Hunt Transport Services, Inc.	543,592	-	(543,592)	(A)	-
13,560	-	(13,560)	(A)	-		Johnson Controls International plc	558,536	-	(558,536)	(A)	-
30,442	-	(30,442)	(A)	-		KAR Auction Services, Inc.	1,297,438	-	(1,297,438)	(A)	-
133,230	-	(133,230)	(A)	-		Knoll, Inc.	3,721,114	-	(3,721,114)	(A)	-
21,600	-	(21,600)	(A)	-		Lennox International, Inc.	3,308,472	-	(3,308,472)	(A)	-
-	523,497	383,868	(A)	907,365		Masco Corp.	-	16,552,975	12,137,908	(A)	28,690,883
3,206	-	(3,206)	(A)	-		Matthews International Corp.	246,381	-	(246,381)	(A)	-
78,400	-	(78,400)	(A)	-		Misumi Group, Inc.	1,287,854	-	(1,287,854)	(A)	-
-	226,427	166,034	(A)	392,461		MSC Industrial Direct Co.	-	20,919,591	15,339,845	(A)	36,259,436
69,856	-	(69,856)	(A)	-		Mueller Industries, Inc.	2,791,446	-	(2,791,446)	(A)	-
4,000	-	(4,000)	(A)	-		Multi-Color Corp.	310,400	-	(310,400)	(A)	-
22,900	-	(22,900)	(A)	-	@	Old Dominion Freight Line	1,964,591	-	(1,964,591)	(A)	-
-	162,703	119,306	(A)	282,009		Orbital ATK, Inc.	-	14,273,934	10,466,741	(A)	24,740,675
8,400	-	(8,400)	(A)	-		Pentair PLC	470,988	-	(470,988)	(A)	-
33,528	545,764	366,668	(A)	945,960	@	Quanta Services, Inc.	1,168,451	19,019,875	12,778,377	(A)	32,966,703
20,700	-	(20,700)	(A)	-		Regal-Beloit Corp.	1,433,475	-	(1,433,475)	(A)	-
335,123	-	(335,123)	(A)	-	@	Rexnord Corp.	6,565,060	-	(6,565,060)	(A)	-
900	-	(900)	(A)	-		Rockwell Automation, Inc.	120,960	-	(120,960)	(A)	-
42,266	-	(42,266)	(A)	-		Rockwell Collins, Inc.	3,920,594	-	(3,920,594)	(A)	-
42,949	-	(42,949)	(A)	-	@	Saia, Inc.	1,896,198	-	(1,896,198)	(A)	-
135,636	-	(135,636)	(A)	-	@	Spirit Airlines, Inc.	7,847,899	-	(7,847,899)	(A)	-
8,500	133,234	89,197	(A)	230,931		Stanley Black & Decker, Inc.	974,865	15,280,607	10,230,046	(A)	26,485,518
57,853	-	(57,853)	(A)	-	@ L	Swift Transportation Co.	1,409,299	-	(1,409,299)	(A)	-
1,000	-	(1,000)	(A)	-	@	Teledyne Technologies, Inc.	123,000	-	(123,000)	(A)	-
145,942	25,559	(127,200)	(A)	44,301		Textron, Inc.	7,086,944	1,241,145	(6,176,841)	(A)	2,151,248
14,396	-	(14,396)	(A)	-		Valmont Industries, Inc.	2,028,396	-	(2,028,396)	(A)	-
66,800	-	(66,800)	(A)	-	L	Wabtec Corp.	5,545,736	-	(5,545,736)	(A)	-

17

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined				FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
-	161,210	118,212	(A)	279,422		Waste Connections, Inc.		-	12,669,494	9,290,243	(A)	21,959,737
11,600	-	(11,600)	(A)	-	@	Wesco International, Inc.		771,980	-	(771,980)	(A)	-
51,940	-	(51,940)	(A)	-		Woodward, Inc.		3,586,457	-	(3,586,457)	(A)	-
34,400	-	(34,400)	(A)	-		Xylem, Inc.		1,703,488	-	(1,703,488)	(A)	-
								123,068,297	175,713,556	5,778,332		304,560,185

						Information Technology:	23.6%
157,488	-	(157,488)	(A)	-		Activision Blizzard, Inc.		5,686,892	-	(5,686,892)	(A)	-
55,300	-	(55,300)	(A)	-	@	Akamai Technologies, Inc.		3,687,404	-	(3,687,404)	(A)	-
7,705	-	(7,705)	(A)	-		Alliance Data Systems Corp.		1,760,592	-	(1,760,592)	(A)	-
5,537	-	(5,537)	(A)	-	@	Alphabet, Inc. - Class C		4,273,567	-	(4,273,567)	(A)	-
5,900	404,306	290,568	(A)	700,774		Amphenol Corp.		396,480	27,169,363	19,526,177	(A)	47,092,020
6,600	-	(6,600)	(A)	-		Analog Devices, Inc.		479,292	-	(479,292)	(A)	-
67,403	334,432	177,828	(A)	579,663		Applied Materials, Inc.		2,175,095	10,792,121	5,738,514	(A)	18,705,730
64,195	-	(64,195)	(A)	-	@	Arrow Electronics, Inc.		4,577,103	-	(4,577,103)	(A)	-
72,233	-	(72,233)	(A)	-		Avnet, Inc.		3,439,013	-	(3,439,013)	(A)	-
108,200	-	(108,200)	(A)	-		Belden, Inc.		8,090,114	-	(8,090,114)	(A)	-
147,249	-	(147,249)	(A)	-	@	Blackhawk Network Holdings, Inc.		5,547,606	-	(5,547,606)	(A)	-
22,643	-	(22,643)	(A)	-		Broadridge Financial Solutions, Inc. ADR		1,501,231	-	(1,501,231)	(A)	-
124,139	-	(124,139)	(A)	-		CDW Corp.		6,466,401	-	(6,466,401)	(A)	-
-	291,023	213,400	(A)	504,423	@	Ciena Corp.		-	7,103,871	5,209,102	(A)	12,312,973
300	-	(300)	(A)	-	@	Cirrus Logic, Inc.		16,962	-	(16,962)	(A)	-
117,640	-	(117,640)	(A)	-	@	CommScope Holding Co., Inc.		4,376,208	-	(4,376,208)	(A)	-
-	79,703	58,444	(A)	138,147	@	CoStar Group, Inc.		-	15,023,219	11,016,174	(A)	26,039,393
73,800	-	(73,800)	(A)	-	@ L	Cree, Inc.		1,947,582	-	(1,947,582)	(A)	-
52,000	-	(52,000)	(A)	-		CSRA, Inc.		1,655,680	-	(1,655,680)	(A)	-
12,572	-	(12,572)	(A)	-	@	Dell Technologies, Inc. - VMware, Inc.		691,083	-	(691,083)	(A)	-
124,900	335,890	121,400	(A)	582,190	@	Electronic Arts, Inc.		9,837,124	26,454,696	9,561,484	(A)	45,853,304
90,248	-	(90,248)	(A)	-	@	Euronet Worldwide, Inc.		6,536,663	-	(6,536,663)	(A)	-
74,460	-	(74,460)	(A)	-		EVERTEC, Inc.		1,321,665	-	(1,321,665)	(A)	-
43,900	-	(43,900)	(A)	-	@	ExlService Holdings, Inc.		2,214,316	-	(2,214,316)	(A)	-
45,191	-	(45,191)	(A)	-	@	F5 Networks, Inc.		6,540,042	-	(6,540,042)	(A)	-
32,400	-	(32,400)	(A)	-		Fair Isaac Corp.		3,862,728	-	(3,862,728)	(A)	-
51,180	-	(51,180)	(A)	-		Fidelity National Information Services, Inc.		3,871,255	-	(3,871,255)	(A)	-
-	207,581	152,214	(A)	359,795	@	Fiserv, Inc.		-	22,061,709	16,177,334	(A)	38,239,043

18

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined			FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
45,568	-	(45,568)	(A)	-	@	FleetCor Technologies, Inc.	6,448,783	-	(6,448,783)	(A)	-
-	450,104	330,051	(A)	780,155		Flir Systems, Inc.	-	16,289,264	11,944,535	(A)	28,233,799
-	162,818	119,391	(A)	282,209	@	Gartner, Inc.	-	16,456,015	12,066,810	(A)	28,522,825
276,584	-	(276,584)	(A)	-	@	Genpact Ltd.	6,732,055	-	(6,732,055)	(A)	-
112,382	170,250	12,458	(A)	295,090		Global Payments, Inc.	7,800,435	11,817,053	864,733	(A)	20,482,221
22,200	-	(22,200)	(A)	-		Harris Corp.	2,274,834	-	(2,274,834)	(A)	-
19,497	-	(19,497)	(A)	-		Intuit, Inc.	2,234,551	-	(2,234,551)	(A)	-
-	123,225	90,358	(A)	213,583		Intuit, Inc.	-	14,122,817	10,355,930	(A)	24,478,747
12,100	-	(12,100)	(A)	-	@	IPG Photonics Corp.	1,194,391	-	(1,194,391)	(A)	-
139,500	-	(139,500)	(A)	-		Jabil Circuit, Inc.	3,301,965	-	(3,301,965)	(A)	-
89,700	-	(89,700)	(A)	-	@	Keysight Technologies, Inc.	3,280,329	-	(3,280,329)	(A)	-
94,900	458,067	240,990	(A)	793,957		Maxim Integrated Products	3,660,293	17,667,644	9,294,976	(A)	30,622,913
41,500	-	(41,500)	(A)	-		MAXIMUS, Inc.	2,315,285	-	(2,315,285)	(A)	-
35,400	-	(35,400)	(A)	-		Methode Electronics, Inc.	1,463,790	-	(1,463,790)	(A)	-
13,087	-	(13,087)	(A)	-		Microchip Technology, Inc.	839,531	-	(839,531)	(A)	-
3,200	-	(3,200)	(A)	-		National Instruments Corp.	98,624	-	(98,624)	(A)	-
160,000	-	(160,000)	(A)	-		NEC Corp.	423,188	-	(423,188)	(A)	-
46,700	-	(46,700)	(A)	-	@	Netgear, Inc.	2,538,145	-	(2,538,145)	(A)	-
57,824	-	(57,824)	(A)	-		Nvidia Corp.	6,172,134	-	(6,172,134)	(A)	-
68,817	-	(68,817)	(A)	-	@	NXP Semiconductor NV - NXPI - US	6,744,754	-	(6,744,754)	(A)	-
-	1,044,081	765,600	(A)	1,809,681	@	ON Semiconductor Corp.	-	13,322,474	9,769,058	(A)	23,091,532
-	389,414	285,548	(A)	674,962		Paychex, Inc.	-	23,707,524	17,384,171	(A)	41,091,695
60,786	-	(60,786)	(A)	-	@	PTC, Inc.	2,812,568	-	(2,812,568)	(A)	-
-	225,961	165,692	(A)	391,653	@	Red Hat, Inc.	-	15,749,482	11,548,726	(A)	27,298,208
76,400	-	(76,400)	(A)	-	@	Semtech Corp.	2,410,420	-	(2,410,420)	(A)	-
32,300	-	(32,300)	(A)	-		Skyworks Solutions, Inc.	2,411,518	-	(2,411,518)	(A)	-
-	504,313	369,801	(A)	874,114		SS&C Technologies Holdings, Inc.	-	14,423,352	10,576,306	(A)	24,999,658
58,751	-	(58,751)	(A)	-	@	Synopsys, Inc.	3,458,084	-	(3,458,084)	(A)	-
28,800	-	(28,800)	(A)	-	L	Syntel, Inc.	569,952	-	(569,952)	(A)	-
41,883	-	(41,883)	(A)	-		TE Connectivity Ltd.	2,901,654	-	(2,901,654)	(A)	-
11,900	-	(11,900)	(A)	-		TeleTech Holdings, Inc.	362,950	-	(362,950)	(A)	-
55,300	-	(55,300)	(A)	-		Tencent Holdings Ltd.	1,340,866	-	(1,340,866)	(A)	-
151,643	-	(151,643)	(A)	-		Total System Services, Inc.	7,435,056	-	(7,435,056)	(A)	-
156,200	-	(156,200)	(A)	-	@	Trimble, Inc.	4,709,430	-	(4,709,430)	(A)	-
58,500	369,383	212,360	(A)	640,243	@	Vantiv, Inc.	3,487,770	22,022,614	12,660,896	(A)	38,171,280
41,900	-	(41,900)	(A)	-		Visa, Inc. - Class A	3,269,038	-	(3,269,038)	(A)	-
-	37,259	27,321	(A)	64,580	@ L	VMware, Inc.	-	2,933,401	2,150,994	(A)	5,084,395

19

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined				FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
95,160	-	(95,160)	(A)	-		Western Digital Corp.		6,466,122	-	(6,466,122)	(A)	-
116,200	-	(116,200)	(A)	-		Western Union Co.		2,523,864	-	(2,523,864)	(A)	-
153,336	-	(153,336)	(A)	-		Xerox Corp.		1,338,623	-	(1,338,623)	(A)	-
6,000	-	(6,000)	(A)	-	@	Zebra Technologies Corp.		514,560	-	(514,560)	(A)	-
								194,487,660	277,116,619	8,715,457		480,319,736

						Materials:	4.5%
67,788	-	(67,788)	(A)	-		Albemarle Corp.		5,835,191	-	(5,835,191)	(A)	-
19,211	-	(19,211)	(A)	-		Aptargroup, Inc.		1,411,048	-	(1,411,048)	(A)	-
8,800	-	(8,800)	(A)	-		Ashland Global Holdings, Inc.		961,752	-	(961,752)	(A)	-
857,111	-	(857,111)	(A)	-	@	B2Gold Corp.		2,036,409	-	(2,036,409)	(A)	-
-	256,237	187,893	(A)	444,130	@	Berry Plastics Group, Inc.		-	12,486,429	9,156,005	(A)	21,642,434
77,300	-	(77,300)	(A)	-	@	Boise Cascade Co.		1,739,250	-	(1,739,250)	(A)	-
71,000	-	(71,000)	(A)	-		CF Industries Holdings, Inc.		2,235,080	-	(2,235,080)	(A)	-
26,400	-	(26,400)	(A)	-	@	Continental Gold, Inc.		86,515	-	(86,515)	(A)	-
-	361,954	265,412	(A)	627,366	@	Crown Holdings, Inc.		-	19,027,922	13,952,729	(A)	32,980,651
84,600	-	(84,600)	(A)	-		Eastman Chemical Co.		6,362,766	-	(6,362,766)	(A)	-
141,996	-	(141,996)	(A)	-	@	Ferro Corp.		2,034,803	-	(2,034,803)	(A)	-
250,700	-	(250,700)	(A)	-		Graphic Packaging Holding Co.		3,128,736	-	(3,128,736)	(A)	-
11,600	-	(11,600)	(A)	-	@	Guyana Goldfields, Inc.		52,874	-	(52,874)	(A)	-
57,200	-	(57,200)	(A)	-		HB Fuller Co.		2,763,332	-	(2,763,332)	(A)	-
12,809	-	(12,809)	(A)	-		Innospec, Inc.		877,416	-	(877,416)	(A)	-
217,064	-	(217,064)	(A)	-	@	New Gold, Inc.		761,458	-	(761,458)	(A)	-
18,100	256,898	170,277	(A)	445,275		Packaging Corp. of America		1,535,242	21,790,088	14,442,918	(A)	37,768,248
88,694	-	(88,694)	(A)	-		PolyOne Corp.		2,841,756	-	(2,841,756)	(A)	-
18,900	-	(18,900)	(A)	-		PPG Industries, Inc.		1,790,964	-	(1,790,964)	(A)	-
5,400	-	(5,400)	(A)	-		Praxair, Inc.		632,826	-	(632,826)	(A)	-
10,649	-	(10,649)	(A)	-		Randgold Resources Ltd. ADR		812,945	-	(812,945)	(A)	-
27,600	-	(27,600)	(A)	-		Tahoe Resources, Inc.		260,038	-	(260,038)	(A)	-
117,600	-	(117,600)	(A)	-		WestRock Co.		5,970,552	-	(5,970,552)	(A)	-
7,500	-	(7,500)	(A)	-		WR Grace & Co.		507,300	-	(507,300)	(A)	-
			(A)					44,638,253	53,304,439	(5,551,359)		92,391,333

						Real Estate:	4.1%
75,091	-	(75,091)	(A)	-		BUWOG AG		1,743,235	-	(1,743,235)	(A)	-
201,586	-	(201,586)	(A)	-	@	CBRE Group, Inc.		6,347,943	-	(6,347,943)	(A)	-

20

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined				FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
-	353,244	259,026	(A)	612,270	@	Communications Sales & Leasing, Inc.		-	8,975,930	6,581,839	(A)	15,557,769
-	65,735	48,202	(A)	113,937		Equinix, Inc.		-	23,494,346	17,227,853	(A)	40,722,199
-	209,719	153,782	(A)	363,501		Equity Lifestyle Properties, Inc.		-	15,120,740	11,087,684	(A)	26,208,424
33,600	-	(33,600)	(A)	-		Extra Space Storage, Inc.		2,595,264	-	(2,595,264)	(A)	-
55,500	-	(55,500)	(A)	-		Gaming and Leisure Properties, Inc.		1,699,410	-	(1,699,410)	(A)	-
11,100	-	(11,100)	(A)	-		Goldcrest Co., Ltd.		199,272	-	(199,272)	(A)	-
1,232,700	-	(1,232,700)	(A)	-		Hibernia REIT plc		1,597,353	-	(1,597,353)	(A)	-
25,800	-	(25,800)	(A)	-		Highwoods Properties, Inc.		1,316,058	-	(1,316,058)	(A)	-
18,000	-	(18,000)	(A)	-		Hysan Development Co., Ltd.		74,233	-	(74,233)	(A)	-
37,800	-	(37,800)	(A)	-	@	InfraREIT, Inc.		676,998	-	(676,998)	(A)	-
34,209	-	(34,209)	(A)	-		Jones Lang LaSalle, Inc.		3,456,477	-	(3,456,477)	(A)	-
6,276	-	(6,276)	(A)	-		Mid-America Apartment Communities, Inc.		614,546	-	(614,546)	(A)	-
8,400	-	(8,400)	(A)	-		Monogram Residential Trust, Inc.		90,888	-	(90,888)	(A)	-
30,700	-	(30,700)	(A)	-		Olav Thon Eiendomsselskap ASA		568,825	-	(568,825)	(A)	-
56,741	-	(56,741)	(A)	-		Outfront Media, Inc.		1,411,149	-	(1,411,149)	(A)	-
222,400	-	(222,400)	(A)	-		Safestore Holdings PLC		959,306	-	(959,306)	(A)	-
72,400	-	(72,400)	(A)	-		STORE Capital Corp.		1,789,004	-	(1,789,004)	(A)	-
203,000	-	(203,000)	(A)	-		TAI Cheung Holdings Ltd.		178,280	-	(178,280)	(A)	-
3,000	-	(3,000)	(A)	-		Urban Edge Properties		82,530	-	(82,530)	(A)	-
27,100	-	(27,100)	(A)	-		Ventas, Inc.		1,694,292	-	(1,694,292)	(A)	-
228,600	-	(228,600)	(A)	-		VEREIT, Inc.		1,933,956	-	(1,933,956)	(A)	-
25,300	-	(25,300)	(A)	-		Welltower, Inc.		1,693,329	-	(1,693,329)	(A)	-
263,800	-	(263,800)	(A)	-		Wing Tai Holdings Ltd.		288,941	-	(288,941)	(A)	-
								31,011,289	47,591,016	3,886,087		82,488,392

						Utilities:	0.0%
55,300	-	(55,300)	(A)	-		Avangrid, Inc.		2,094,764	-	(2,094,764)	(A)	-
38,900	-	(38,900)	(A)	-	@	Calpine Corp.		444,627	-	(444,627)	(A)	-
50,818	-	(50,818)	(A)	-	@	Dynegy, Inc.		429,920	-	(429,920)	(A)	-
62,500	-	(62,500)	(A)	-		Exelon Corp.		2,218,125	-	(2,218,125)	(A)	-
35,000	-	(35,000)	(A)	-		OGE Energy Corp.		1,170,750	-	(1,170,750)	(A)	-
								6,358,186	-	(6,358,186)		-

						Total Common Stock

21

FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined					FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
						(Cost $752,550,743, $1,051,107,933 and $1,803,658,676 Pro Forma Combined)			845,704,790	1,155,050,083	1,266,342		2,002,021,215

				PREFERRED STOCK:			0.0%
						Financials:		0.0%
49,856	-	(49,856)	(A)	-	@ P	GMAC Capital Trust I			1,266,342	-	(1,266,342)	(A)	-

						Total Preferred Stock
						(Cost $1,030,152, $- and $-Pro Forma Combined)			1,266,342	-	(1,266,342)		-

						Total Long-Term Investments
						(Cost $753,580,895, $1,051,107,933 and $1,804,688,828 Pro Forma Combined)			846,971,132	1,155,050,083	-		2,002,021,215

				SHORT-TERM INVESTMENTS:			2.9%
						Mutual Funds:		1.6%
3,540,606	29,593,000	-		33,133,606		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.420% ††			3,540,606	29,593,000	-		33,133,606

						(Cost $3,540,606, $29,593,000 and $33,133,606 Pro Forma Combined)

Principal amount†	Principal amount†			Principal amount†					Value	Value	Value		Value
						Securities Lending Collateral cc:		1.3%
5,543,463	979,088	-		6,522,551		Nomura Securities, Repurchase Agreement dated 12/30/16, 0.50%, due 01/03/17 (Repurchase Amount $5,543,767 & $979,142, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,654,333 & $998,670, due 01/15/17-08/20/66)			5,543,463	979,088	-		6,522,551

22

FMR Portfolio	Voya Portfolio	Pro Forma adjustments	Voya Portfolio Pro Forma Combined		FMR Portfolio	Voya Portfolio	Pro Forma adjustments	Voya Portfolio Pro Forma Combined
5,543,463	-	-	5,543,463	State of Wisconsin Investment Board, Repurchase Agreement dated 12/30/16, 0.65%, due 01/03/17 (Repurchase Amount $5,543,858, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,684,317, due 04/15/18-02/15/46)	5,543,463	-	-	5,543,463
5,543,463	1,000,000	-	6,543,463	Cantor Fitzgerald, Repurchase Agreement dated 12/30/16, 0.50%, due 01/03/17 (Repurchase Amount $5,543,767 & $1,000,055, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $5,654,332 & $1,020,000, due 01/25/17-10/20/66)	5,543,463	1,000,000	-	6,543,463
1,166,702	-	-	1,166,702	Bank of Nova Scotia, Repurchase Agreement dated 12/30/16, 0.51%, due 01/03/17 (Repurchase Amount $1,166,767, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-4.000%, Market Value plus accrued interest $1,190,104, due 12/31/17-10/20/46)	1,166,702	-	-	1,166,702
5,543,463	1,000,000	-	6,543,463	Daiwa Capital Markets, Repurchase Agreement dated 12/30/16, 0.52%, due 01/03/17 (Repurchase Amount $5,543,779 & $1,000,057, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,654,332 & $1,020,000, due 03/02/17-02/01/49)	5,543,463	1,000,000	-	6,543,463
					23,340,554	2,979,088	-	26,319,642

				Total Short-Term Investments
				(Cost $26,881,160, $32,572,088 and $59,453,248 Pro Forma Combined)	26,881,160	32,572,088	-	59,453,248

				Total Investments in Securities

23

FMR Portfolio	Voya Portfolio	Pro Forma adjustments	Voya Portfolio Pro Forma Combined				FMR Portfolio	Voya Portfolio	Pro Forma adjustments	Voya Portfolio Pro Forma Combined
					(Cost$780,462,055, $1,083,680,021 and $1,864,142,076 Pro Forma Combined)*	101.3%	$ 873,852,292	$ 1,187,622,171	$ -	$ 2,061,474,463
					Other Assets and Liabilities - Net	(1.3)	(24,665,500)	(1,759,730)	-	(26,425,230)
					Net Assets	100.0%	$ 849,186,792	$ 1,185,862,441	$ -	$ 2,035,049,233

				†	Unless otherwise indicated, principal amount is shown in USD.
				††	Rate shown is the 7-day yield as of December 31, 2016.
				#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
				@	Non-income producing security
				ADR	American Depositary Receipt
				(A)	Reflects adjustments related to portfolio transitioning
				P	Preferred Stock may be called prior to convertible date.
				cc	Represents securities purchased with cash collateral received for securities on loan.
				L	Loaned security, a portion or all of the security is on loan at December 31, 2016.
				*	Cost for federal income tax purposes is:		$ 786,979,035	$ 1,086,431,415	$ -	$ 1,873,410,450
Net unrealized appreciation consists of:
					Gross Unrealized Appreciation		$ 139,047,347	$ 125,051,663	$ -	$ 264,099,010
					Gross Unrealized Depreciation		(52,174,090)	(23,860,907)	-	(76,034,997)
					Net Unrealized Appreciation		$ 86,873,257	$ 101,190,756	$ -	$ 188,064,013

24

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	FMR Portfolio	Voya Portfolio	Pro Forma adjustments		Voya Portfolio Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$837,030,042	$1,184,643,083	$13,481,696	(A)	$2,035,154,821
Level 2 - Other Significant Observable Inputs	36,822,250	2,979,088	(13,481,696)	(A)	$26,319,642
Level 3 - Significant Unobservable Inputs	-	-	-		-
Total Investments, at value	$873,852,292	$1,187,622,171	-		$2,061,474,463

^	See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information. Include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available markets quotations.
(A)	Reflects adjustments related to portfolio transitioning.

25

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of Voya FMR Diversified Mid Cap Portfolio (“FMR Portfolio”) and Voya MidCap Opportunities Portfolio (“Voya Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated November 17, 2016 (the “Plan”) whereby, subject to approval by the shareholders of FMR Portfolio, Voya Portfolio will acquire all of the assets of FMR Portfolio, subject to the liabilities of such Fund, in exchange for Voya Portfolio issuing shares of such fund to shareholders of FMR Portfolio in a number equal in value to net assets of FMR Portfolio (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Voya Portfolio remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2016. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of FMR Portfolio and Voya Portfolio at December 31, 2016. The unaudited pro forma Statement of Operations reflects the results of operations of FMR Portfolio and Voya Portfolio for the twelve-months ended December 31, 2016. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for FMR Portfolio and Voya Portfolio under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of FMR Portfolio and Voya Portfolio as of December 31, 2016.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

12b-1 fees for Class ADV shares of Voya Portfolio immediately following the Reorganization will be lower than were the 12b-1 fees for Class ADV shares of FMR Portfolio, and management fees and other expenses of Voya Portfolio (for all share classes) immediately following the Reorganization will be higher than were the management fees and other expenses of FMR Portfolio.

Note 2 – Security Valuation:

Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

26

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to Voya Investments, LLC (“Adviser”) responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.

27

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

Note 3 – Capital Shares:

The unaudited pro forma NAV per share assumes additional shares of common Voya Portfolio issued in connection with the proposed acquisition of FMR Portfolio by Voya Portfolio as of December 31, 2016. The number of additional shares issued was calculated by dividing the net assets of each class of FMR Portfolio by the respective class NAV per share of Voya Portfolio.

Note 4 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser are estimated at approximately $212,900. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Actual results could differ from these estimates.

Explicit costs of transitioning the Portfolios include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $239,700 and will be reimbursed by the Adviser or its affiliates, once the portfolio transition is complete. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

28

VOYA Variable Products Trust

(“REGISTRANT”)

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)	every person who is, or has been, a trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a trustee or officer and against amounts paid or incurred by him/she in the settlement thereof; and

(ii)	the word “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions suits, or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a trustee or officer:

(i)	against any liability to the Trust, a Series thereof, or its Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he/she engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his/her office;

(ii)	with respect to any matter as to which he/she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his/her action was in the best interest of the Trust; or

(iii)	in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h)(i) or (b)(ii) resulting in a payment by a trustee or officer, unless there has been a determination that such trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(a)	by the court or other body approving the settlement or other disposition; or

(b)	based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the disinterested trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such trustee or officer and shall inure to the benefit of the heirs, executors, administrators, and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than trustees and officers may be entitled by contract or otherwise under law.

(c)	Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)	such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)	a majority of the disinterested trustees acting on the matter (provided that a majority of the disinterested trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “disinterested trustee” is one who is not: (i) an interested person of the Trust (including anyone who has been exempted from being an interested person by any rule, regulation or order of the Commission); or (ii) involved in the claim, action, suit, or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)	(a)	Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Form N-1A Registration Statement on February 28, 1996 and incorporated herein by reference.

	(b)	Certificate of Amendment of Declaration of Trust and Redesignation of Series – Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Form N-1A Registration Statement on April 30, 1997 and incorporated herein by reference.

	(c)	Certificate of Establishment and Designation dated April 24, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Form N-1A Registration Statement on May 16, 1997 and incorporated herein by reference.

	(d)	Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 12, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

	(e)	Certificate of Amendment of Declaration of Trust and Redesignation of Series – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form

N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(f)	Certificate of Amendment of Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(g)	Certificate of Amendment of Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(h)	Certificate of Establishment and Designation of Series – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(i)	Certificate of Amendment of Declaration of Trust and Redesignation of Series – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(j)	Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; and Establishment of New Principal Place of Business – Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Form N-1A Registration Statement on April 27, 2001 and incorporated herein by reference.

(k)	Abolition of Series of Shares of Beneficial Interests dated December 17, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(l)	Certificate of Amendment of Declaration of Trust and Redesignation of Series dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(m)	Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 22, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(n)	Abolition of Series of Shares of Beneficial Interest dated February 25, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2003 and incorporated herein by reference.

(o)	Establishment and Declaration of Series – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(p)	Certificate of Amendment of Declaration of Trust dated June 17, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(q)	Establishment and Designation of Series dated July 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(r)	Certificate of Amendment of Declaration of Trust dated June 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(s)	Certificate of Amendment of Declaration of Trust and Redesignation of Series dated July 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(t)	Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 9, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(u)	Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 30, 1999 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(v)	Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(w)	Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(x)	Establishment and Designation of Series and Classes dated November 11, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(y)	Certificate of Amendment of Declaration of Trust dated February 21, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(z)	Amended Establishment and Designation of Series and Classes of Shares (ING VP Growth + Value Portfolio) effective November 11, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(aa)	Amended Establishment and Designation of Classes (Class R shares to Class I shares) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(bb)	Amended Establishment and Designation of Classes (ING VP Financial Services Portfolio) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(cc)	Abolition of Series of Shares of Beneficial Interest (ING VP International Portfolio and ING VP International SmallCap Growth Portfolio) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(dd)	Amended Establishment and Designation of Classes dated April 4, 2005 (Class I shares of ING VP LargeCap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on April 4, 2005 and incorporated herein by reference.

(ee)	Establishment and Designation of Classes (Class ADV shares) dated April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on April 4, 2005 and incorporated herein by reference.

(ff)	Abolition of Series of Beneficial Interest (ING VP Disciplined LargeCap Portfolio and ING VP MagnaCap Portfolio) dated January 3, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

(gg)	Abolition of Series of Beneficial Interest (ING VP Convertible Portfolio) dated May 16, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

(hh)	Abolition of Series of Beneficial Interest (ING VP LargeCap Growth Portfolio) dated December 27, 2006 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)	Plan of Liquidation and Dissolution of Series (ING VP Financial Services Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 18, 2008 and incorporated herein by reference.

(jj)	Abolition of Series of Beneficial Interest (ING VP Financial Services Portfolio) dated September 11, 2008 – Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 18, 2008 and incorporated herein by reference.

(kk)	Abolition of Series of Beneficial Interest (ING VP High Yield Portfolio and ING VP Real Estate Portfolio) dated September 11, 2008 – Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 18, 2008 and incorporated herein by reference.

(ll)	Establishment and Designation of Classes (Class S2 shares) dated January 23, 2009 – Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(mm)	Certificate of Amendment of Declaration of Trust and Redesignation of Series effective May 1, 2009 – Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on April 29, 2009 and incorporated herein by reference.

	(nn)	Abolition of Class S2 shares of ING International Value Portfolio dated June 7, 2013 – Filed as an exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 29, 2014 and incorporated herein by reference.

	(oo)	Certificate of Amendment of Declaration of Trust and Redesignation of Series effective May 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 29, 2014 and incorporated herein by reference.

	(pp)	Abolition of Series of Shares of Voya International Value Portfolio dated March 9, 2015 – Filed as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on April 27, 2015 and incorporated herein by reference.

	(qq)	Establishment and Designation of Classes (Class R6 shares) dated October 15, 2015 – Filed as an exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

(2)	(a)	By-laws – Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Form N-1A Registration Statement on February 28, 1996 and incorporated herein by reference.

	(b)	Amendment, effective July 26, 2000, to the By-laws – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(3)	N/A

(4)	Agreement and Plan of Reorganization between VY® FMR® Diversified Mid Cap Portfolio, a series of Voya Investors Trust, and Voya MidCap Opportunities Portfolio, a series of Voya Variable Products Trust – Attached as Appendix A to the Proxy Statement/Prospectus.

(5)	N/A

(6)	(a)	Amended and Restated Investment Management Agreement between Voya Variable Products Trust and Voya Investments, LLC dated November 18, 2014 as amended and restated May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

	(b)	Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC effective November 18, 2014 – Filed as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on April 27, 2015 and incorporated herein by reference.

(i) Amended Schedule A effective November 2015 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC effective November 18, 2014 – Filed as an exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

	(c)	Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Products Trust, effective November 18, 2014 – Filed as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on April 27, 2015 and incorporated herein by reference.

		(i)	Amended Schedule A effective November 20, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Products Trust, effective November 18, 2014 – Filed as an exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

		(ii)	Expense Limitation Recoupment to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Products Trust, effective dated January 1, 2016 with respect to Voya SmallCap Opportunities Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

		(iii)	Side letter agreement dated May 1, 2016 between Voya Investments, LLC and Voya Variable Products Trust with respect to Voya MidCap Opportunities Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

		(iv)	Side letter agreement dated January 1, 2016 between Voya Investments, LLC and Voya Variable Products Trust with respect to Voya MidCap Opportunities Portfolio Class R6 shares for the period from January 1, 2016 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

(7)	(a)	Distribution Agreement between Voya Variable Products Trust and Voya Investments Distributor, LLC effective November 18, 2014 – Filed as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on April 27, 2015 and incorporated herein by reference.

(8)	N/A

(9)	(a)	Custody Agreement with The Bank of New York Mellon (formerly, The Bank of New York) dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

		(i)	Amended Exhibit A, dated April 18, 2016, to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

	(b)	Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

		(i)	Amended Exhibit A, dated April 18, 2016, to the Foreign Custody

Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

(ii) Amended Schedule 2 dated June 4, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 18, 2008 and incorporated herein by reference.

	(c)	Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(i) Amended Exhibit A, dated April 18, 2016, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

(10)	(a)	Fourth Amended and Restated Shareholder Services Plan (Class S shares), dated September 10, 2015 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

(i) Waiver letter dated May 1, 2016 with respect to the Fourth Amended and Restated Shareholder Services Plan (Class S shares) dated September 10, 2015 for Voya MidCap Opportunities Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

	(b)	Second Amended and Restated Shareholder Service and Distribution Plan (Adviser Class shares) dated September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on April 27, 2015 and incorporated herein by reference.

(i) Amended Schedule A dated September 10, 2015 to the Second Amended and Restated Shareholder Service and Distribution Plan (Adviser Class shares) dated September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

	(c)	Third Amended and Restated Shareholder Service and Distribution Plan (Service 2 Class shares) effective May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

	(d)	Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated September 10, 2015 – Filed as an exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel – Filed as an exhibit to the Registrant’s Registration

Statement on Form N-14 filed on March 24, 2017 and incorporated herein by reference.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

(13)	(a)	Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 – Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on April 29, 2009 and incorporated herein by reference.

		(i)	Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

		(ii)	Amended Exhibit A, effective February 9, 2015, to the Transfer Agency Services Agreement dated February 25, 2009 – Filed as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on April 27, 2015 and incorporated herein by reference.

	(b)	Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

		(i)	Amended Exhibit A, dated April 18, 2016, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

	(c)	Administrative and Shareholder Services Agreement with Voya Funds Services, LLC and Golden American Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

	(d)	Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

		(i)	Amendment, executed August 30, 2002, to the Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

	(e)	Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

		(i)	Amendment, executed August 30, 2002, to the Administrative and

Shareholder Services Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(f)	Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i) Amendment, executed August 30, 2002, to the Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(g)	Administrative and Shareholder Services Agreement with Voya Funds Services, LLC and ING Insurance Company of America dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(h)	Administrative and Shareholder Services Agreement with Voya Funds Services, LLC and ING Life Insurance and Annuity Company dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)	Administration and Shareholder Services Agreement between Voya Variable Products Trust, Northern Life Insurance Company, and Voya Investments Distributor, LLC dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(j)	Participation Agreement between Voya Variable Products Trust, Aetna Life Insurance and Annuity Company and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i) Amendment, executed August 30, 2002, to the Participation Agreement between Voya Variable Products Trust, Aetna Life Insurance and Annuity Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(k)	Participation Agreement between Voya Variable Products Trust, Aetna Insurance Company of America, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i) Amendment, executed August 30, 2002, to the Participation Agreement between Voya Variable Products Trust, Aetna Life Insurance Company of America and Voya Investments Distributor, LLC dated May 1, 2001 –

Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(l)	Participation Agreement between Voya Variable Products Trust, Golden American Life Insurance Company, Voya Investments, LLC, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

	(i)	Amendment, executed August 30, 2002, to the Participation Agreement between Voya Variable Products Trust, Golden American Life Insurance Company, Voya Investments, LLC and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(m)	Participation Agreement between Voya Variable Products Trust, Security Life of Denver Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

	(i)	Amendment, executed November 15, 2001, to the Participation Agreement between Voya Variable Products Trust, Security Life of Denver Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

	(ii)	Amendment, executed August 30, 2002, to the Participation Agreement between Voya Variable Products Trust, Security Life of Denver Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(n)	Participation Agreement between Voya Variable Products Trust, ReliaStar Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

	(i)	Amendment, executed August 30, 2002, to the Participation Agreement between Voya Variable Products Trust, ReliaStar Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

	(ii)	Amendment, executed September 22, 2003, to the Participation Agreement between Voya Variable Products Trust, ReliaStar Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

	(o)	Participation Agreement between Voya Variable Products Trust, ReliaStar Life Insurance Company of New York, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

		(i)	Amendment, executed August 30, 2002, to the Participation Agreement executed August 30, 2002 between Voya Variable Products Trust, ReliaStar Life Insurance Company of New York and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

	(p)	Participation Agreement between Massachusetts Mutual Life Insurance Company and Voya Variable Products Trust, effective April 26, 2006 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

		(i)	Amendment dated April 3, 2008 to the Participation Agreement between Massachusetts Mutual Life Insurance Company and Voya Variable Products Trust, effective April 26, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

		(ii)	Amendment dated September 6, 2008 to the Participation Agreement between Massachusetts Mutual Life Insurance Company and Voya Variable Products Trust, effective April 26, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated herein by reference.

	(q)	Allocation Agreement (Fidelity Bond) dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

		(i)	Amended Schedule A dated May 2007 to the Allocation Agreement (Fidelity Bond) dated May 24, 2002 –Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

	(r)	Allocation Agreement (Directors and Officers Liability) dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

		(i)	Amended Schedule A dated September 12. 2013 to the Allocation Agreement (Directors and Officers Liability) dated May 24, 2002 – Filed as an exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 29, 2014 and incorporated herein by reference.

(14)	Consent of KPMG LLP – Filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 filed on March 24, 2017 and incorporated herein by reference.

(15)	N/A

(16)	Powers of Attorney – Filed as exhibits to the Registrant’s Registration Statement on Form N-14 filed on March 24, 2017 and incorporated herein by reference.

(17)	N/A

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 24th day of April, 2017.

Voya Variable Products Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Todd Modic*	Senior Vice President Chief/Principal Financial Officer	April 24, 2017

Colleen D. Baldwin*	Trustee	April 24, 2017

John V. Boyer*	Trustee	April 24, 2017

Patricia W. Chadwick*	Trustee	April 24, 2017

Peter S. Drotch*	Trustee	April 24, 2017

Martin J. Gavin*	Trustee	April 24, 2017

Russell H. Jones*	Trustee	April 24, 2017

Patrick W. Kenny*	Trustee	April 24, 2017

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	April 24, 2017

Joseph E. Obermeyer*	Trustee	April 24, 2017

Sheryl K. Pressler*	Trustee	April 24, 2017

Christopher P. Sullivan*	Trustee	April 24, 2017

Roger B. Vincent*	Trustee	April 24, 2017

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Trustee - Filed as exhibits to the Registrant’s Registration Statement on Form N-14 filed on March 24, 2017 and incorporated herein by reference.

Voya™ Investment management 7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034 3 EASY WAYS TO VOTE YOUR PROXY VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions. VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions. VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 22, 2017. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: E21625-S56782 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: For Against Abstain 1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between VY® FMR® Diversified • • • MidCap Portfolio ("FMR Portfolio") and Voya MidCap Opportunities Portfolio ("Voya Portfolio"), providing for the reorganization of FMR Portfolio with and into Voya Portfolio; and 2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes. To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. Please vote, date and sign this proxy and return it promptly in the enclosed envelope. This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign. Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to Be Held on June 22, 2017: The Proxy Statement/Prospectus for the Special Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA. E21626-S56782 THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES The undersigned hereby appoints Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034, on June 22, 2017, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof. This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal. PLEASE SIGN AND DATE ON THE REVERSE SIDE.